SEMI-ANNUAL REPORT
                  June 30, 2002 (unaudited)

                        VALUE FUND
                  CAPITAL APPRECIATION FUND
                    SMALL COMPANY FUND
                   SPECIAL EQUITY FUND
                  INTERNATIONAL EQUITY FUND
                EMERGING MARKETS EQUITY FUND
                  INTERMEDIATE BOND FUND
                        BOND FUND
                      GLOBAL BOND FUND



                    We pick the talent.
                   You reap the results.
                    The Managers Funds

                    TABLE OF CONTENTS


Letter to Shareholders                                        1

The Managers Funds Performance                                2
  Complete performance table for all of The Managers Funds
  and Managers AMG Funds as of June 30, 2002

Fund Snapshots                                                4
  Equity funds' top ten holdings, industry weightings and
  country breakdown at June 30, 2002

Schedules of Portfolio Investments                            7
  Detailed portfolio listings by security type and industry
  sector, as valued at June 30, 2002

Financial Statements

Statements of Assets and Liabilities                          26
  Funds' balance sheet, net asset value (NAV) per share
  computation and cumulative undistributed amount

Statements of Operations                                      28
  Detail of sources of income, Fund expenses, and realized
  and unrealized gains (losses) during the period

Statements of Changes in Net Assets                           30
  Detail of changes in Fund assets for the past two periods

Financial Highlights                                          34
  Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
  for each fund

Notes to Financial Statements                                 39
  Accounting and distribution policies, details of agreements and transactions with Fund management and
  description of certain investment risks


Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder:

The stock market's performance throughout the first half of 2002 has been excruciating for investors, especially on the heels of a difficult 2001. While the continued decline in prices is distressing in and of itself, the reasons for the descent are particularly disturbing. Certainly the heightened risk of military conflicts and terrorist activities, along with continued uncertainty regarding the strength of global economies and corporate profits are legitimate reasons why market prices should be at a substantial discount to what we might consider normal levels. However, the inexcusable financial disclosures that have emanated from some of the largest and previously well respected companies in our economy have caused investors to wonder whether or not there ever was a decade long broad expansion of corporate profits. Or, was it just a mirage of creative accounting? We believe that the expansion was real, but also that the market's decline is reasonable.

Market historians have noted that while the details are different, this sort of problem is nothing new. In fact, the Securities Act of 1933 and the Securities Exchange Act of 1934 were created in direct response to similar fraudulent activities during the late 1920s. (The SEC was created in 1934 to enforce the regulations.) Despite these regulations and many others that have been added over the years, misrepresentation of results still happens occasionally, and, importantly, its frequency is somewhat cyclical. We believe that this is because corruption is as much a result as it is a cause of market cycles.
Increasingly, over the last decade, the market (investors, analysts, the press) has focused on short-term results with a particular concentration on a few simple statistics such as earnings. The market rewarded company managements that produced earnings growth while severely punishing any hesitation. The market also encouraged companies to align management's interests with shareholders by linking compensation with stock price. While in theory this is constructive, in combination with the market forces, it compelled managements to deliver quarterly earnings growth at the expense of almost everything else.

These revelations of corporate misconduct are not the root cause of the market's sell-off; they are the final pieces that reversed a virtuous cycle and turned it vicious. While this is painful in the short-run, and particularly distressing for investors whose investment time horizon is limited, this is a necessary part of the cycle, and is prospectively good for long-term investors. Although it is impossible to know the depth and duration of this stock market decline, we believe the price changes, investment policy changes, management changes and regulatory changes that this cycle will bring about will set the market up for a prosperous future.

Despite diligent research, bottom-up fundamental security analysis and prudent portfolio management, our portfolios were not unscathed during this period. A few of our equity funds and one of our fixed-income funds owned securities issued by companies that have recently revised their financial statements. In addition, there are many related companies whose securities have been negatively impacted by the uncertainty prevalent within their industry. In some cases our portfolio managers have elected to eliminate these problem positions, while in other cases we remain owners of the securities in the belief that the price declines exceed rational valuations. In these cases, our portfolio managers see significant opportunities to profit from the market volatility.

Our domestic equity funds returned between -9% and -19% while the S&P 500 lost more than 13% for the six months ended June 30th , 2002. The International Equity Fund and
Emerging Markets Equity Fund fared considerably better due in large part to the strength of foreign currencies relative to the U.S. Dollar. Although corporate bonds in general were negatively impacted by the accounting restatements, interest rates moved lower and all but one of our income funds provided positive returns, led by Managers
Global Bond Fund which also benefited from strengthening foreign currencies. The table on page 2 displays the results for all of our Funds for various trailing time periods ending June 30, 2002. What these results reinforce is that diversification is beneficial, particularly combined with a disciplined process for portfolio rebalancing.

The following report contains a listing of the portfolios as of June 30, along with detailed financial information for each Fund. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment with MANAGERS.

Sincerely,


Peter M. Lebovitz             Thomas G. Hoffman, CFA
President & CEO               Director of Research
The Managers Funds LLC        The Managers Funds LLC

----------------------------------------------------------------------------------------------
THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (unaudited)
All periods ended June 30, 2002
----------------------------------------------------------------------------------------------
                                           Average Annual Total Returns(1)
                        ----------------------------------------------------------------------
The Managers Funds:     Six        1         3         5         10       Since     Inception
Equity Funds:           Months    Year      Years     Years     Years     Inception Date
------------------      -------   -------   -------   -------   -------   --------- ----------
Value                  (10.88)%  (13.44)%   (1.90)%     5.31%    11.05%     12.33%   Oct. '84

Capital Appreciation   (18.85)%  (24.85)%  (11.58)%     8.17%    11.64%     13.20%   Jun. '84

Small Company(2)       (10.66)%  (16.69)%       -          -         -    (14.42)%   Jun. '00

Special Equity          (9.35)%  (17.11)%     3.82%     7.26%    13.58%     13.94%   Jun. '84

International Equity    (0.69)%  (11.27)%   (6.32)%   (0.35)%     7.34%     10.00%   Dec. '85

Emerging Markets
  Equity(2)               0.52%   (1.48)%     0.53%        -         -       1.72%   Feb. '98

U.S. Stock Market
  Plus(2)              (12.41)%  (17.48)%   (9.74)%     2.65%    11.57%     11.57%   Jun. '92

INCOME FUNDS:
-------------------
Money Market(2)           0.71%     2.10%     4.42%     4.70%     4.40%      5.60%   Jun. '84

Bond(2)                   4.41%     8.71%     7.51%     7.34%     8.24%     10.11%   Jun. '84

Global Bond               8.07%    10.75%     0.50%     2.20%        -       3.63%   Mar. '94

Intermediate Duration
  Government(2)           4.78%     9.47%     7.91%     7.08%     7.45%      7.77%   Mar. '92

Intermediate Bond       (0.26)%     2.15%     4.91%     4.90%     5.11%      7.42%   Jun. '84

Short Duration
  Government(2)           2.54%     5.79%     5.82%     5.37%     5.40%      5.47%   Mar. '92
----------------------------------------------------------------------------------------------
Managers AMG Funds:
---------------------
Essex Aggressive Growth
  Institutional Class        -         -         -         -         -     (6.62)%   Mar. '02

Essex Aggressive Growth
  Investor Class(2)    (19.04)%  (30.52)%        -         -         -     (9.17)%   Nov. '99

Frontier Growth(2,3)   (14.89)%  (22.09)%   (7.12)%     4.82%     9.60%     13.08%   Mar. '88

Frontier Small
  Company Value(2)        2.92%     6.17%        -         -         -      13.56%   Feb. '01

Rorer Large-Cap(2)      (8.11)%        -         -         -         -     (8.20)%   Dec. '01

Rorer Mid-Cap(2)        (0.79)%        -         -         -         -       1.10%   Dec. '01

Systematic Value(2)         -          -         -         -         -     (7.20)%   Apr. '02

Burridge Small Cap
  Growth(2,4)           (6.49)%   (2.60)%        -         -         -       9.51%   Sep. '00
----------------------------------------------------------------------------------------------
First Quadrant Tax-Managed
  Equity(2,5)
  Before Taxes          (8.58)%  (12.42)%        -         -         -      (8.41)%  Dec. '00

After Taxes
  on Distributions      (8.58)%  (12.42)%        -         -         -      (8.40)%

After Taxes on
  Distributions and Sale
  of Fund Shares        (5.27)%   (7.63)%        -         -         -      (6.69)%
----------------------------------------------------------------------------------------------
See the Notes to the Performance Table on the following page.

------------------------------------------------------------
THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (unaudited)
Notes to the Performance Table
------------------------------------------------------------
Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For more information regarding The Managers Funds and Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., a NASD member.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

(3) The "Since Inception" return, and returns for all periods beginning prior to 10/1/00, for the Frontier Growth
Fund reflect performance linked with the Frontier Growth predecessor fund which began operations on March 7, 1988.
Only quarterly returns are available prior to 10/1/00 and thus not all returns are available for "intra-quarter" periods. The predecessor fund' s objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain restrictions that are imposed upon mutual funds.
If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used.

(4) The "Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small
Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September
27, 2000. The Predecessor Account' s objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(5) After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------------------------
FUND SNAPSHOTS (unaudited)
As of June 30, 2002
----------------------------------------------------------

                           MANAGERS VALUE FUND
                           -------------------
TOP TEN HOLDINGS
(out of 68 securities)       % Fund            INDUSTRY WEIGHTINGS
--------------------------------------   -------------------------------
Citigroup, Inc.*               3.3%      Financials                24.8%
Emerson Electronics Co.*       2.8       Industrials               14.6
Safeway, Inc.                  2.7       Consumer Discretionary    13.5
Merck & Co., Inc.              2.6       Energy                     7.8
CVS Corp.                      2.4       Health Care                7.1
Electronic Data Systems Corp.  2.4       Information Technology     7.0
J.P. Morgan Chase & Co.*       2.3       Consumer Staples           6.1
Freddie Mac *                  2.2       Utilities                  5.6
Textron, Inc.*                 2.1       Materials                  5.1
HCA - The Healthcare Company   2.1       Telecommunication Services 2.7
                              -----      Other                      5.7
Top Ten as a Group            24.9%
                              =====

                   MANAGERS CAPITAL APPRECIATION FUND
                   ----------------------------------
TOP TEN HOLDINGS
(out of 91 securities)       % Fund            INDUSTRY WEIGHTINGS
--------------------------------------   -------------------------------
Concord EFS, Inc.*             4.9%      Information Technology    23.4%
Intuit, Inc.*                  4.5       Consumer Discretionary    22.1
Target Corp.*                  4.0       Industrials               21.5
Microchip Technology, Inc.*    3.7       Health Care               15.8
Walgreen Co.*                  3.6       Financials                 8.8
Fiserv, Inc.*                  3.4       Consumer Staples           7.1
American International                   Energy                     1.0
  Group, Inc.*                 3.3       Other                      0.3
Dell Computer Corp.*           3.0
Freddie Mac                    2.8
Home Depot, Inc.*              2.8
                              -----
Top Ten as a Group            36.0%
                              =====

                      MANAGERS SMALL COMPANY FUND
                      ---------------------------
TOP TEN HOLDINGS
(out of 84 securities)       % Fund            INDUSTRY WEIGHTINGS
--------------------------------------   -------------------------------
PetsMART, Inc.                 3.3%      Industrials               25.7%
Pentair, Inc.                  2.9       Consumer Discretionary    21.7
Michaels Stores, Inc.*         2.7       Information Technology    17.8
Insight Enterprises, Inc.      2.6       Health Care               13.4
Ryanair Holdings PLC           2.5       Energy                     4.7
Benchmark Electronics, Inc.    2.4       Consumer Staples           3.5
Cost Plus, Inc.                2.3       Financials                 2.9
Acxiom Corp.                   2.3       Telecommunication Services 0.5
Armor Holdings, Inc.*          2.1       Other                      9.8
ChoicePoint, Inc.*             2.0
                              -----
Top Ten as a Group            25.1%
                              =====

*Top Ten Holding at December 31, 2001


                      MANAGERS SPECIAL EQUITY FUND
                      ----------------------------
TOP TEN HOLDINGS
(out of 351 securities)        % Fund          INDUSTRY WEIGHTINGS
--------------------------------------   -------------------------------
ITT Educational
  Services, Inc.*               1.4%     Consumer Discretionary   21.9%
Emmis Broadcasting Corp.,
  Class A*                      1.1      Industrials              19.7
HEALTHSOUTH Corp.*              0.9      Information Technology   16.1
IMS Health, Inc.*               0.8      Financials               13.5
Downey Financial Corp.          0.8      Health Care              12.8
Hibernia Corp.                  0.8      Consumer Staples          2.5
Allied Capital Corp.*           0.8      Energy                    2.4
Aaron Rents, Inc., Class B      0.8      Telecommunication Services1.2
Ross Stores, Inc.               0.7      Materials                 0.5
Pogo Producing Co.              0.7      Utilities                 0.5
                              ------
Top Ten as a Group              8.8%     Other                     8.9
                              ======

                  MANAGERS INTERNATIONAL EQUITY FUND
                  ----------------------------------
TOP TEN HOLDINGS
(out of 172 securities)        % Fund          INDUSTRY WEIGHTINGS
--------------------------------------   -------------------------------
Talisman Energy, Inc.*           2.2%    Financials                21.7%
Canon, Inc.                      1.8     Materials                 15.1
Peugeot SA                       1.8     Consumer Discretionary    14.5
DSM NV                           1.7     Industrials                8.5
Compagnie de Saint-Gobain        1.6     Energy                     7.7
Honda Motor Co.                  1.5     Consumer Staples           6.6
Bank of Nova Scotia              1.5     Utilities                  5.7
Takefuji Corp.                   1.5     Health Care                4.7
BNP Paribas                      1.3     Information Technology     4.1
Royal & Sun Alliance Insurance           Telecommunication Services 3.0
  Group PLC                      1.3     Other                      8.4
                              -------
Top Ten as a Group              16.2%
                              =======

                  MANAGERS INTERNATIONAL EQUITY FUND
                  ----------------------------------
TOP TEN HOLDINGS
(out of 50 securities)          % Fund          INDUSTRY WEIGHTINGS
--------------------------------------   --------------------------------
Teva Pharmaceutical Ind., Ltd.,          Financials                 24.7%
  Sponsored ADR                   3.1%
Kookmin Bank, Sponsored ADR*      2.8    Telecommunication Services 14.2
Pliva d.d., registered shares GDR 2.8    Materials                  12.8
KGHM Polska Miedz SA              2.7    Industrials                10.5
Chinatrust Financial Holding
  Co., Ltd.                       2.7    Consumer Discretionary      8.9
Bangkok Bank                      2.5    Consumer Staples            8.8
Hindalco Industries, Ltd.,
  Sponsored GDR                   2.5    Health Care                 5.8
Genting Berhad                    2.4    Information Technology      5.5
Perusahaan Telekomunikasi
  Indonesia Sponsored ADR         2.4    Energy                      2.4
Samsung Electronics, Ltd., GDR
  representing 1/2 voting shares* 2.4    Utilities                   1.5
                               -------
Top Ten as a Group               26.3%   Other                       4.9
                               =======
*Top Ten Holding at December 31, 2001


---------------------------------------------------

                                                           MANAGERS
                  MANAGERS      MSCI                       EMERGING      MSCI
                  INTERNATIONAL EAFE                       MARKETS       EMF
COUNTRY           EQUITY FUND*  INDEX     COUNTRY          EQUITY FUND*  INDEX
----------------  ------------  --------  ---------------  -----------   ------
France              14.7%        9.6%     South Korea         14.3%       22.6%
Japan               14.7        21.8      Mexico               8.2         7.8
United Kingdom      13.4        26.5      India                7.4         4.1
Canada               8.7         0.0      Brazil               7.3         7.2
Germany              8.1         7.1      Taiwan               7.1        14.4
Netherlands          3.6         5.9      South Africa         6.0        13.9
Sweden               3.5         1.8      Hong Kong            5.4         0.0
Switzerland          3.5         8.0      Thailand             4.6         1.7
Spain                3.0         2.9      Indonesia            4.3         1.2
Italy                2.9         3.5      Russia               3.9         4.5
Australia            2.2         4.2      Malaysia             3.8         5.4
South Korea          2.2         0.0      Israel               3.0         3.1
Hong Kong            1.9         1.5      Croatia              2.8         0.0
Ireland              1.6         0.8      Turkey               2.8         1.0
United States        1.5         0.0      Poland               2.7         1.1
South Africa         1.4         0.0      Hungary              2.4         1.0
Norway               1.2         0.4      Chile                2.3         1.6
Denmark              0.9         0.7      Peru                 1.9         0.4
Finland              0.8         1.7      Venezuela            1.8         0.1
Mexico               0.8         0.0      Philippines          1.7         0.6
Brazil               0.7         0.0      United Kingdom       1.1         0.0
Luxembourg           0.6         0.0      Argentina            0.0         0.3
Taiwan               0.5         1.0      China                0.0         6.6
Belgium              0.4         1.0      Colombia             0.0         0.1
Singapore            0.4         0.8      Czech Republic       0.0         0.4
Peru                 0.3         0.0      Egypt                0.0         0.2
Austria              0.0         0.1      Jordan               0.0         0.2
Greece               0.0         0.3      Morocco              0.0         0.3
Portugal             0.0         0.3      Pakistan             0.0         0.2
New Zealand          0.0         0.1      Cash                 5.2         0.0
Cash                 6.5         0.0

* As a percent of total market value of common stocks on June 30, 2002.

                           MANAGERS VALUE FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 94.3%
Consumer Discretionary - 13.5%
Clear Channel Communications, Inc.*                 13,100      $   419,462
Comcast Corp., Special Class A, non-voting shares*  46,500        1,108,560
Ford Motor Co.                                      38,300          612,800
Gannett Co., Inc.                                    9,450          717,255
Jones Apparel Group, Inc.*                          14,600          547,500
Liberty Media Corp., Class A*                      100,100        1,001,000
McDonald's Corp.                                    20,300          577,535
RadioShack Corp.                                    32,900          988,974
Whirlpool Corp.                                     13,900          908,504
Yum! Brands, Inc.*                                  24,600          719,550
                                                                -----------
  Total Consumer Discretionary                                    7,601,140
                                                                -----------
Consumer Staples - 6.1%
CVS Corp.                                           44,300        1,355,580
Kimberly-Clark Corp.                                 8,655          536,610
Safeway, Inc.*                                      52,600        1,535,394
                                                                -----------
  Total Consumer Staples                                          3,427,584
                                                                -----------
Energy - 7.8%
ChevronTexaco Corp.                                  6,800          601,800
Conoco, Inc.                                        20,900          581,020
Devon Energy Corp.                                  13,800          680,064
Kerr-McGee Corp.                                    19,200        1,028,160
Phillips Petroleum Co.                              14,700          865,536
Transocean Sedco Forex, Inc.                        19,400          604,310
                                                                -----------
Total Energy                                                      4,360,890
                                                                -----------
Financials - 24.8%
ACE, Ltd.                                           17,100          540,360
Allstate Corp., The                                 19,700          728,506
American Express Co.                                20,800          755,456
Chubb Corp.                                         14,200        1,005,360
Citigroup, Inc.                                     47,968        1,858,760
FleetBoston Financial Corp.                         17,877          578,321
Freddie Mac                                         20,600        1,260,720
Goldman Sachs Group, Inc., The                       7,300          535,455
J.P. Morgan Chase & Co.                             38,829        1,317,080
John Hancock Financial Services, Inc.               19,900          700,480
MBNA Corp.                                          18,005          595,425
Mellon Financial Corp.                              15,600          490,308
Merrill Lynch & Co., Inc.                           13,200          534,600
Metris Cos., Inc.                                   44,500          369,795
MGIC Investment Corp.                               11,300          766,140
National City Corp.                                 17,100          568,575
Regions Financial Corp.                             19,300          678,395
Wells Fargo Co.                                     12,849          643,221
                                                                -----------
Total Financials                                                 13,926,957
                                                                -----------
Health Care - 7.1%
Abbott Laboratories                                 17,500          658,875
HCA - The Healthcare Company                        24,400        1,159,000
Merck & Co., Inc.                                   28,700        1,453,368
Oxford Health Plans, Inc.*                          15,800          734,068
                                                                -----------
Total Health Care                                                 4,005,311
                                                                -----------
Industrials - 14.6%
Boeing Co. (The)                                    11,300          508,500
Cendant Corp.*                                      70,800        1,124,304
CNF Transportation, Inc.                            12,500          474,750
Emerson Electronics Co.                             29,600        1,583,896
General Electric Co.                                32,600          947,030
Honeywell International, Inc.                       18,100          637,663
IMS Health, Inc.                                    43,000          771,850
Pitney Bowes, Inc.                                  25,200        1,000,944
Textron, Inc.                                       24,900        1,167,810
                                                                -----------
Total Industrials                                                 8,216,747
                                                                -----------
Information Technology - 7.0%
Amdocs, Ltd.*                                       49,300          372,215
Arrow Electronics, Inc.*                            22,900          475,175
Electronic Data Systems Corp.                       36,400        1,352,260
Hewlett-Packard Co.                                 52,626          804,125
NCR Corp.*                                          17,800          615,880
Sanmina Corp.*                                      48,500          306,035
                                                                -----------
Total Information Technology                                      3,925,690
                                                                -----------
Materials - 5.1%
Alcoa, Inc.                                         16,700          553,605
Dow Chemical Co.                                    21,300          732,294
E.I. duPont de Nemours & Co., Inc.                  23,850        1,058,940
Rio Tinto PLC-Sponsored ADR                          6,800          503,200
                                                                -----------
Total Materials                                                   2,848,039
                                                                -----------
Telecommunication Services - 2.7%
ALLTEL Corp.                                        10,600          498,200
BellSouth Corp.                                     17,400          548,100
Verizon Communications, Inc.                        11,985          481,198
                                                                -----------
Total Telecommunication Services                                  1,527,498
                                                                -----------
Utilities - 5.6%
Calpine Corp.*                                      54,900 2        385,947
EL Paso Corp.                                       36,600          754,326
Exelon Corp.                                        21,600        1,129,680
FPL Group, Inc.                                     10,600          635,894
TXU Corp.                                            5,100          262,905
                                                                -----------
Total Utilities                                                   3,168,752
                                                                -----------
Total Common Stocks
  (cost $53,339,996)                                             53,008,608
                                                                -----------
Other Investment Companies - 7.3%1
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.75%                            4,016,736        4,016,736
Navigator Securities Lending,
  Prime Portfolio, 1.95% 3                          71,302           71,302
                                                                -----------
Total Other Investment Companies
  (cost $4,088,038)                                               4,088,038
                                                                -----------
Total Investments - 101.6%
  (cost $57,428,034)                                             57,096,646
Other Assets, less Liabilities - (1.6%)                            (923,325)
                                                                -----------
Net Assets - 100.0%                                             $56,173,321
                                                                ===========

See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.
                            7

                   MANAGERS CAPITAL APPRECIATION FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Consumer Discretionary - 22.1%
99 Cents Only Stores*                               40,800       $1,046,520
Barnes & Noble, Inc.*                               36,600 2        967,338
Bed Bath & Beyond, Inc.*                            22,900 2        864,246
Best Buy Co., Inc.*                                 50,000        1,815,000
BJ's Wholesale Club, Inc.*                          29,000        1,116,500
CBRL Group, Inc.                                    35,300        1,074,179
Dollar Tree Stores, Inc.*                           24,100 2        949,781
Family Dollar Stores, Inc.                          29,700 2      1,046,925
Home Depot, Inc.                                   105,000        3,856,650
Interpublic Group Cos. Inc.                        142,000        3,515,920
Kohl's Corp.*                                       10,000          700,800
Lennar Corp.                                        13,200 2        807,840
Mattel, Inc.                                        38,100          803,148
Pulte Homes, Inc.                                   12,300 2        707,004
Ross Stores, Inc.                                   21,800          888,350
Staples, Inc.*                                      40,900 2        805,730
Target Corp.                                       145,700        5,551,170
Walt Disney Co., The                               177,500        3,354,750
Williams-Sonoma, Inc.*                              35,800 2      1,097,628
                                                                -----------
Total Consumer Discretionary                                     30,969,479
                                                                -----------
Consumer Staples - 7.1%
Pepsi Bottling Group, Inc.                          32,700        1,007,160
PepsiCo, Inc.                                       80,000        3,856,000
Walgreen Co.                                       130,000        5,021,900
                                                                -----------
Total Consumer Staples                                            9,885,060
                                                                -----------
Energy - 1.0%
BJ Services Co.*                                    10,500 2        355,740
ENSCO International, Inc.                           13,200 2        359,832
Nabors Industries, Ltd.*                             9,400 2        331,820
Weatherford International, Ltd.*                     7,900 2        341,280
                                                                -----------
Total Energy                                                      1,388,672
                                                                -----------
Financials - 8.8%
American International Group, Inc.                  67,200        4,585,056
Freddie Mac                                         64,000        3,916,800
Goldman Sachs Group, Inc., The                       4,900          359,415
Morgan Stanley Dean Witter & Co.                     8,300          357,564
Philadelphia Consolidated Holding Co.*              20,600          934,004
The Principal Financial Group, Inc.*                24,900 2        771,900
Travelers Property Casualty Corp.*                  31,300          554,010
Willis Group Holdings LTD*                          27,100          891,861
                                                                -----------
Total Financials                                                 12,370,610
                                                                -----------
Health Care - 15.8%
Accredo Health, Inc.*                               31,600 2      1,458,024
AdvancePCS*                                         13,900          332,766
AmerisourceBergen Corp.                             17,700 2      1,345,200
Andrx Corp.*                                        17,000          458,490
Anthem, Inc.*                                       26,900 2      1,815,212
Cardinal Health, Inc.                               58,100        3,567,921
Community Health Systems, Inc.*                     32,400 2        868,320
Cross Country, Inc.*                                45,800 2      1,731,240
Cytyc Corp.*                                        46,050 2        350,901
Enzon, Inc.*                                        23,500 2        578,335
Express Scripts, Inc.*                               6,850 2        343,254
Genzyme Corp.*                                      17,200          330,928
Gilead Sciences, Inc.*                              21,100 2        693,768
IDEC Pharmaceuticals Corp.*                         17,100 2        606,195
Laboratory Corp. of America Holdings*               24,300 2      1,109,295
MedImmune, Inc.*                                    21,500 2        567,600
Quest Diagnostics, Inc.*                            13,900 2      1,196,095
Teva Pharmaceutical Ind., Ltd., Sponsored ADR       11,200 2        747,936
Universal Health Services, Inc., Class B*           43,000 2      2,107,000
Varian Medical Systems*                             19,400          786,670
Wellpoint Health Networks, Inc.*                    15,700 2      1,221,617
                                                                -----------
Total Health Care                                                22,216,767
                                                                -----------
Industrials - 21.5%
Alliance Data Systems Corp.*                        32,400 2        827,820
Alliant Techsystems, Inc.*                          17,200        1,097,360
American Power Conversion Corp.*                   288,000        3,637,440
Apollo Group, Inc., Class A*                        31,200 2      1,229,904
BISYS Group, Inc.*                                  34,600 2      1,152,180
C.H. Robinson Worldwide, Inc.                       32,700 2      1,096,431
ChoicePoint, Inc.*                                  28,433 2      1,292,849
Concord EFS, Inc.*                                 226,700 2      6,832,738
Education Management Corp.*                         31,800 2      1,295,214
Fiserv, Inc.*                                      129,600        4,757,616
NDCHealth Corp.                                     28,600 2        797,940
Quanta Services, Inc.*                             177,400        1,750,938
Ryanair Holdings PLC, Sponsored ADR*                34,400 2      1,199,562
Swift Transportation Co., Inc.*                     32,500 2        757,250
Weight Watchers International, Inc.*                25,500        1,107,720
Werner Enterprises, Inc.                            58,500 2      1,246,635
                                                                -----------
Total Industrials                                                30,079,597
                                                                -----------
Information Technology - 23.4%
ADC Telecommunications, Inc.*                      586,200        1,342,398
Advanced Fibre Communications, Inc.*                42,000          694,680
ASML Holding NV*                                    42,100 2        636,552
Brocade Communications Systems, Inc.*               52,200 2        912,456
Cadence Design Systems, Inc.*                       21,900 2        353,028
Dell Computer Corp.*                               159,000        4,156,260
Extreme Networks, Inc.*                             69,200 2        698,228
Intuit, Inc.*                                      127,000        6,314,440
JDS Uniphase Corp.*                                280,400          748,668
Marvell Technology Group, Ltd.*                     53,800 2      1,070,082
McData Corp.*                                       98,100          864,261
Mercury Interactive Corp.*                          11,800 2        270,928
Microchip Technology, Inc.*                        190,200        5,217,185
Microsoft Corp.*                                    34,900 2      1,909,030
Network Associates, Inc.*                           36,600 2        705,282
Retek, Inc.*                                        57,100 2      1,387,530
Semtech Corp.*                                      14,500 2        387,150
Sun Microsystems, Inc.*                            132,300          662,823
VERITAS Software Corp.*                             52,500        1,038,975
Zebra Technologies Corp.*                           70,800        3,413,976
                                                                -----------
Total Information Technology                                     32,783,932
                                                                -----------
Total Common Stocks (cost $154,562,240)                         139,694,117
                                                                -----------
Other Investment Company - 25.5%1
Navigator Securities Lending, Prime
  Portfolio, 1.95% (3),(cost $35,820,465)        35,820,465      35,820,465
                                                                -----------
Total Investments - 125.2%
  (cost $190,382,705)                                           175,514,582
Other Assets, less Liabilities - (25.2%)                        (35,345,398)
                                                               ------------
Net Assets - 100.0%                                            $140,169,184
                                                               ============
See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.


                       MANAGERS SMALL COMPANY FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 90.2%
Consumer Discretionary - 21.7%
Buca, Inc.*                                          13,000      $  247,650
CEC Entertainment, Inc.*                              5,400         223,020
Christopher & Banks Corp.*                            3,525         149,108
Cost Plus, Inc.*                                     17,850         543,693
Freds, Inc., Class A                                  9,530         350,513
Gentex Corp.*                                        13,300         365,351
Hispanic Broadcasting Corp.*                          9,600         250,560
Insight Enterprises, Inc.*                           24,675         621,563
Michaels Stores, Inc.*                               16,550         645,450
PetsMART, Inc.*                                      48,000         769,919
Rare Hospitality International, Inc.*                11,250         302,850
Ruby Tuesday, Inc.                                   11,350         220,190
Tractor Supply Co.*                                   4,150         294,609
Whitehall Jewellers, Inc.*                            7,650         158,738
                                                                -----------
Total Consumer Discretionary                                      5,143,214
                                                                -----------
Consumer Staples - 3.5%
Constellation Brands, Inc.*                          13,200         422,400
Performance Food Group Co.*                          12,500         423,250
                                                                -----------
Total Consumer Staples                                              845,650
                                                                -----------
Energy - 4.7%
Chesapeake Energy Corp.                              27,100         195,120
Evergreen Resources, Inc.*                            5,900         250,749
National-Oilwell, Inc.*                               4,250          89,463
Offshore Logistics, Inc.*                            10,450         249,651
Ultra Petroleum Corp.*                               25,900         196,581
XTO Energy, Inc.                                      5,850         120,510
                                                                -----------
Total Energy                                                      1,102,074
                                                                -----------
Financials - 2.9%
AmeriCredit Corp.*                                   12,750         357,638
Umpqua Holdings Corp.                                 6,850         126,588
Wintrust Financial Corp.                              5,700         197,049
                                                                -----------
Total Financials                                                    681,275
                                                                -----------
Health Care - 13.4%
Barr Laboratories, Inc.*                              7,450         473,299
Charles River Laboratories International, Inc.*       9,950         348,748
Community Health Systems, Inc.*                       9,450         253,260
Covance, Inc.*                                        6,550         122,813
D&K Healthcare Resources, Inc.                        6,800         239,768
DENTSPLY International, Inc.                          3,250         119,958
Haemonetics Corp.*                                   12,700         370,839
MAXIMUS, Inc.*                                       10,700         339,189
MIM Corp.*                                           17,850         215,807
Respironics, Inc.*                                    8,550         291,128
SICOR, Inc.*                                         21,050         390,266
                                                                -----------
Total Health Care                                                 3,165,075
                                                                -----------
Industrials - 25.7%
Actuant Corp.*                                        5,080         209,550
Armor Holdings, Inc.*                                19,000         484,500
ChoicePoint, Inc.*                                   10,600         481,982
CUNO, Inc.*                                           3,750         135,675
EDO Corp.                                            10,600         302,100
Elcor Corp.                                           9,550         261,193
First Consulting Group, Inc.*                        12,600         108,360
Harsco Corp.                                          4,700         176,250
Heartland Express, Inc.*                              5,400         129,222
Insituform Technologies, Inc., Class A*               7,050         149,319
Knight Transportation, Inc.*                         10,577         245,281
Lydall, Inc.*                                         6,500          99,125
Mobile Mini, Inc.*                                   12,700         217,170
MSC Industrial Direct Co., Class A*                   6,250         121,875
MSCi, Inc.*                                           9,650         109,431
NCI Building Systems, Inc.*                           9,600         170,880
NCO Group, Inc.*                                     14,200         309,276
P.A.M. Transportation Services, Inc.*                 4,350         104,487
Pentair, Inc.                                        14,200         682,735
Ryanair Holdings PLC*                                17,000         592,807
SkyWest, Inc.                                         8,950         209,341
Sourcecorp, Inc.*                                    14,950         396,175
Swift Transportation Co., Inc.*                      11,370         264,921
Werner Enterprises, Inc.                              5,866         125,004
                                                                -----------
Total Industrials                                                 6,086,659
                                                                -----------
Information Technology - 17.8%
Acxiom Corp.*                                        30,850         539,567
ADTRAN, Inc.*                                        13,900         264,086
AnswerThink Consulting Group, Inc. *                 14,500          54,955
Benchmark Electronics, Inc.*                         19,300         559,699
Clearone Communications, Inc.*                        2,850          41,981
Cognos, Inc.*                                         7,250         160,878
Dendrite International, Inc.*                         6,700          64,789
Digitas, Inc.*                                       15,800          71,874
Excel Technology, Inc.*                               4,900         102,900
Fair, Isaac and Company, Inc.                         8,662         284,719
FEI Co.*                                             12,550         307,600
Keane, Inc.*                                         21,400         265,359
Pinnacle Systems, Inc.*                              15,450         169,780
Plexus Corp.*                                         5,400          97,740
Polycom, Inc.*                                       19,350         232,007
Progress Software Corp.*                              8,950         132,093
Richardson Electronics, Ltd.                          6,250          67,063
Rogers Corp.*                                         7,400         202,094
Somera Communications, Inc.*                         26,850         191,709
SPSS, Inc.*                                           6,000          93,240
SRA International, Inc.*                              2,450          66,101
Symantec Corp.*                                       4,950         162,608
Tekelec*                                             10,250          82,308
                                                                -----------
Total Information Technology                                      4,215,150
                                                                -----------
Telecommunication Services - 0.5%
Intrado, Inc.*                                        5,850         113,256
                                                                -----------
Total Common Stocks
  (cost $19,230,871)                                             21,352,353
                                                                -----------
Other Investment Company - 9.9%
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.75%1 (cost $2,347,776)          2,347,776       2,347,776
                                                                -----------
Total Investments - 100.1%
  (cost $21,578,647)                                             23,700,129
Other Assets, less Liabilities - (0.1%)                             (15,059)
                                                                -----------
Net Assets - 100.0%                                             $23,685,070
                                                                ===========
See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.

                      MANAGERS SPECIAL EQUITY FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 91.1%
Consumer Discretionary - 21.9%
4 Kids Entertainment, Inc.*                        184,100 2     $ 3,810,870
A.C. Moore Arts & Crafts, Inc.*                     54,100         2,561,635
Aaron Rents, Inc., Class B                         709,300        16,987,734
Alliance Gaming Corp.*                             463,200         5,780,736
American Axle & Manufacturing Holdings, Inc.*      164,500         4,892,230
Applebee's International, Inc.                     258,750         5,938,313
Beasley Broadcast Group, Inc.*                     210,000         3,097,290
Big Lots, Inc.*                                    365,252         7,188,159
California Pizza Kitchen, Inc.*                    233,400 2       5,788,320
CEC Entertainment, Inc.*                           202,700         8,371,510
Championship Auto Racing Teams, Inc.*               17,900           176,315
Children's Place Retail Stores, Inc., The*          92,100 2       2,440,742
Clayton Homes, Inc.                                515,600 2       8,146,480
Coach, Inc.*                                        61,800 2       3,392,820
Cox Radio, Inc., Class A*                          368,600         8,883,260
Crown Media Holdings, Inc., Class A*               433,300         3,418,737
DR Horton, Inc.                                    470,450        12,245,814
Duckwall-ALCO Stores, Inc.*                        195,200         2,732,800
Electronics Boutique Holdings Corp.*               232,300 2       6,806,390
Emmis Broadcasting Corp., Class A*               1,203,600 2      25,504,284
Furniture Brands International, Inc.*              205,900         6,228,475
Gaylord Entertainment Co., Class A*                226,233         4,988,438
Getty Images, Inc.*                                524,500        11,418,365
GTECH Holdings Corp.*                              302,800         7,733,512
Harman International Industries, Inc.               69,900         3,442,575
Haverty Furniture Co.                              269,100         5,314,725
Helen of Troy, Ltd.*                               350,900         4,084,476
Hovnanian Enterprises, Inc.*                       104,600 2       3,753,048
IHOP Corp.*                                        171,612         5,053,973
Insight Communications Co., Inc., Class A*         734,400 2       8,614,512
Insight Enterprises, Inc.*                         314,400         7,919,736
Isle Capri Casinos, Inc.*                          533,500 2      10,803,375
Jack in the Box, Inc.*                             174,100         5,536,380
Jakks Pacific, Inc.*                               637,200 2      11,284,812
John Wiley & Sons, Inc.                            369,200         8,853,416
Journal Register Co.*                              431,500         8,673,150
Krispy Kreme Doughnuts, Inc.*                      244,100 2       7,857,579
Lamar Advertising Co., Class A*                    250,600         9,324,826
Landry's Restaurants, Inc.                         146,600         3,739,766
Lithia Motors, Inc.*                               140,300         3,776,876
Mediacom Communications Corp.*                     741,900 2       5,779,401
Midway Games, Inc.*                                520,800         4,426,800
Mikohn Gaming Corp.*                               500,300         2,121,272
Monaco Coach Corp.*                                219,600 2       4,677,480
Movie Gallery, Inc.*                               245,400 2       5,182,848
MTR Gaming Group, Inc.*                            235,100         3,926,170
Nautilus Group, Inc., The*                          97,800 2       2,992,680
Oakley, Inc.*                                       79,300 2       1,379,820
O'Charley's, Inc.*                                 567,800        14,365,340
P.F. Chang's China Bistro, Inc.*                   332,700 2      10,453,434
Panera Bread Co.*                                  201,200 2       6,935,364
PETCO Animal Supplies, Inc.*                       154,400         3,846,104
Phillips-Van Heusen Corp.                          253,000         3,946,800
Polaris Industries, Inc.                           105,000         6,825,000
Pomeroy Computer Resources, Inc.*                  316,600 2       4,616,028
Regent Communications, Inc.*                       738,300         5,211,660
Ross Stores, Inc.                                  390,000        15,892,500
Ruby Tuesday, Inc.                                 444,000         8,613,600
Saga Communications, Inc., Class A*                531,281        11,953,823
Saks, Inc.*                                      1,023,000        13,135,320
Salem Communications Corp., Class A*               495,400 2      12,320,598
School Specialty, Inc.*                            491,300 2      13,048,928
Stage Stores, Inc.*                                200,300 2       6,958,422
Station Casinos, Inc.*                             432,150 2       7,713,877
TJX Cos., Inc.                                     160,000         3,137,600
Too, Inc.*                                         215,200         6,628,160
Toro Co.                                           181,500        10,316,460
Tractor Supply Co.*                                 47,400         3,364,926
Trans World Entertainment Corp.*                   358,900 2       2,092,387
United Auto Group, Inc.*                            76,900 2       1,607,210
United Rentals, Inc.*                              556,300 2      12,127,340
Yankee Candle Company, Inc.*                        94,100         2,549,169
                                                              ---------------
Total Consumer Discretionary                                     494,712,975
                                                              ---------------
Consumer Staples - 2.5%
Del Monte Foods Co.*                               684,300         8,074,740
Delta and Pine Land Co.                            402,700 2       8,094,270
Duane Reade, Inc.*                                 289,200         9,847,260
Fleming Cos., Inc.                                 337,000         6,116,550
Hain Celestial Group, Inc.*                        105,400         1,949,900
NuCo2, Inc.*                                       253,500 2       3,549,000
Pathmark Stores, Inc.*                             428,500 2       8,060,085
Whole Foods Market, Inc.*                          217,700        10,497,494
                                                              ---------------
Total Consumer Staples                                            56,189,299
                                                              ---------------
Energy - 2.4%
Berry Petroleum Co., Class A                       491,400         8,280,090
Cabot Oil & Gas Corp.                              150,200         3,432,070
Houston Exploration Co., The*                      118,100         3,424,900
Key Energy Services, Inc.*                         498,100         5,230,050
Phillips Petroleum Co.                              60,000         3,532,800
Pogo Producing Co.                                 484,200        15,794,604
Remington Oil & Gas Corp.*                         296,500         5,906,280
Spinnaker Exploration Co.*                         146,400         5,273,328
Vintage Petroleum, Inc.                            320,300         3,811,570
                                                              ---------------
Total Energy                                                      54,685,692
                                                              ---------------
Financials - 13.5%
Alabama National BanCorp.                           64,400         2,787,876
Allied Capital Corp.                               752,265 2      17,038,802
AMB Property Corp.                                 217,200         6,733,200
Bank of Hawaii Corp.                               249,500         6,986,000
Banknorth Group, Inc.                              355,482         9,249,642
Banner Corp.                                       210,540         5,210,865
Brandywine Realty Trust                            271,600         7,034,440
Brown & Brown, Inc.                                265,100         8,350,650
Cadiz, Inc.*                                       105,100 2         893,245
Charter One Financial, Inc.                        217,092         7,463,623
Chateau Communities, Inc.                          322,029         9,854,087
Chittenden Corp.                                   396,500        11,490,570
Commerce Bancshares, Inc.                          305,060        13,495,854
CVB Financial Corp.                                114,366         2,597,252
Delphi Financial Group, Inc.                       170,900         7,408,515
Downey Financial Corp.                             390,880        18,488,624
Equity Inns, Inc.                                  740,800         5,963,440
First Industrial Realty Trust, Inc.                180,500 2       5,929,425
Harbor Florida Bancshares, Inc.                    224,900         4,680,169
HCC Insurance Holdings, Inc.                       246,200 2       6,487,370
Hibernia Corp.                                     866,500        17,148,035
Hilb, Rogal & Hamilton Co.                         256,000        11,584,000
IPC Holdings, Ltd.                                 196,800         6,010,272
iStar Financial, Inc.                              341,600         9,735,600
National Western Life Insurance Co., Class A*       12,000         1,379,400
Old Republic International Corp.                   326,300        10,278,450
People's Bank                                       48,200         1,258,502
Philadelphia Consolidated Holding Co.*              37,000 2       1,677,580


The accompanying notes are an integral part of these financial statements.
                         10

                      MANAGERS SPECIAL EQUITY FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
Financials (continued)
Provident Financial Group, Inc.                     242,500 2    $ 7,034,925
Raymond James Financial, Inc.                       218,600 2      6,223,542
Reinsurance Group of America                        197,400 2      6,083,868
Riverview Bancorp, Inc.                             100,000        1,400,000
Scottish Annuity & Life                             253,300        4,832,964
Seacoast Financial Services Corp.                   327,500        8,210,425
Selective Insurance Group, Inc.                     183,235        5,191,048
St. Joe Co., The                                    111,500        3,347,230
Sterling Financial Corp.*                           237,184        4,615,601
Timberland Bancorp, Inc.                             95,400        1,526,400
Town & Country Trust                                201,800 2      4,520,320
Universal American Financial Corp.*                 630,800        4,150,664
Universal Health Realty Income Trust                201,100        5,309,040
Ventas, Inc.                                        522,700        6,664,425
Waypoint Financial Corp.                            380,500        7,438,775
Webster Financial Corp.                             279,800       10,699,552
                                                              ---------------
Total Financials                                                 304,464,267
                                                              ---------------
Health Care - 12.8%
Albany Molecular Research, Inc.*                    275,600 2      5,826,184
American Healthways, Inc.*                          229,150 2      4,078,870
AmeriPath, Inc.*                                    332,700 2      7,984,800
Apria Healthcare Group, Inc.*                       273,800        6,133,120
Arthrocare Corp.*                                   622,500 2      8,005,350
Biosite Diagnostics, Inc.*                          304,700 2      8,577,305
Cardinal Health, Inc.                               164,842       10,122,947
Cholestech Corp.*                                   157,800 2      1,664,790
CIMA Labs, Inc.*                                    206,900 2      4,990,428
Community Health Systems, Inc.*                     435,300 2     11,666,040
Cross Country, Inc.*                                 99,000        3,742,200
CTI Molecular Imaging, Inc.*                         76,800        1,761,792
D&K Healthcare Resources, Inc.                      194,500 2      6,858,070
Enzon, Inc.*                                         67,700        1,666,097
Exact Sciences Corp.*                               234,100 2      3,738,577
Exelixis, Inc.*                                     499,800 2      3,763,494
First Horizon Pharmaceutical Corp.*                 212,700 2      4,400,763
Gene Logic, Inc.*                                   644,200        9,018,800
Harvard Bioscience, Inc.*                           889,400 2      4,971,746
Health Net, Inc.*                                   343,800        9,203,526
HEALTHSOUTH Corp.*                                1,598,700       20,447,373
Integra LifeSciences Holdings*                      163,600        3,558,300
LabOne, Inc.*                                       113,400        2,947,266
Lincare Holdings, Inc.*                              62,100        2,005,830
MedCath Corp.*                                      324,000 2      5,540,400
Myriad Genetics, Inc.*                              192,200 2      3,909,348
National Dentex Corp.*                              110,900        2,677,126
Noven Pharmaceuticals, Inc.*                        199,000        5,074,500
Odyssey Healthcare, Inc.*                            96,600        3,501,750
Orthodontic Centers of America, Inc.*               525,442 2     12,111,438
Owens & Minor, Inc. Holding Co.                     213,300        4,214,808
Pediatrix Medical Group, Inc.*                      137,600        3,440,000
Pharmaceutical Product Development, Inc.*           580,900       15,300,906
Priority Healthcare Corp., Class B*                 229,122        5,384,367
Province Healthcare Co.*                            184,149 2      4,135,647
Quidel Corp.*                                       164,500        1,133,405
Radiologix, Inc.*                                   708,700 2     10,807,675
Renal Care Group, Inc.*                             330,625       10,298,969
Sangstat Medical Corp.*                             136,900        3,145,962
Sierra Health Services, Inc.*                       154,100 2      3,444,135
Stewart Enterprises, Inc.*                          898,500        5,723,445
SurModics, Inc.*                                    147,200 2      3,825,728
Therasense, Inc.*                                   443,100 2      8,184,057
Triad Hospitals, Inc.*                              348,164 2     14,755,190
United Surgical Partners*                           115,000        3,562,700
Universal Health Services, Inc., Class B*           120,000        5,880,000
Zoll Medical Corp.*                                 177,000        5,757,810
                                                              ---------------
Total Health Care                                                288,943,034
                                                              ---------------
Industrials - 19.7%
AAR Corp.                                           259,200        2,643,840
ABM Industries, Inc.                                427,400        7,419,664
Advisory Board Co. (The)*                           140,900        5,106,216
Airborne, Inc.                                      418,200        8,029,440
Allied Waste Industries, Inc.*                      802,225        7,701,360
Axsys Technologies, Inc.*                           466,000 2      3,690,720
Baker, Michael Corp.                                313,800        4,707,000
C&D Technologies, Inc.                              144,200        2,598,484
Career Education Corp.*                             175,900 2      7,915,500
Casella Waste Systems, Inc., Class A*               917,473       11,018,851
Central Parking Corp.                               276,000        6,306,600
CNF Transportation, Inc.                             68,100        2,586,438
CoorsTek, Inc.*                                      75,300        2,327,523
Corporate Executive Board Company*                  288,200 2      9,870,850
CoStar Group, Inc.*                                 247,700        5,085,281
Crane Co.                                           181,100        4,596,318
Dollar Thrifty Automotive Group, Inc.*              143,000        3,703,700
DRS Technologies, Inc.*                              84,400        3,608,100
EGL, Inc.*                                          163,500        2,772,960
EMCOR Group, Inc.*                                   85,800 2      5,036,460
Engineered Support Systems, Inc.                     61,200        3,200,760
First Consulting Group, Inc.*                       410,300        3,528,580
Florida East Coast Industries, Inc.                  25,760          613,088
Flowserve Corp.*                                    322,600        9,613,480
Healthcare Services Group, Inc.                     150,300 2      2,322,135
IDEX Corp.                                          142,700        4,780,450
IMS Health, Inc.                                  1,039,600       18,660,820
Insituform Technologies, Inc., Class A*             199,400 2      4,223,292
Insurance Auto Auctions, Inc.*                      160,800        3,135,600
Interpool, Inc.                                     463,500        8,000,010
Ionics, Inc.*                                       398,900        9,673,325
Iron Mountain, Inc.*                                497,090 2     15,335,227
ITT Educational Services, Inc.*                   1,493,600       32,560,480
JLG Industries, Inc.                                388,600        5,452,058
Kennametal, Inc.                                    210,400        7,700,640
Kroll, Inc.*                                        662,600 2     13,901,348
Landstar System, Inc.*                               95,900       10,246,915
Littelfuse, Inc.*                                   246,800        5,708,484
Lydall, Inc.*                                       234,000        3,568,500
Mobile Mini, Inc.*                                  566,100 2      9,680,310
Moore Corporation Ltd.*                             453,600        5,207,328
MPS Group, Inc.*                                    695,700 2      5,913,450
MSC Industrial Direct Co., Class A                  337,100        6,573,450
MSCi, Inc.*                                         317,600 2      3,601,584
National Processing, Inc.*                          295,900 2      7,634,220
NCO Group, Inc.*                                    346,100 2      7,538,058
Oshkosh Truck Corp.                                  86,300        5,101,193
Pemstar, Inc.*                                      585,800 2        779,114
Pittston Brink's Group                              464,441       11,146,584
Rayovac Corp.*                                      132,800 2      2,460,784
Regal Beloit Corp.                                  161,800        3,933,358
Reliance Steel & Aluminum Co.                       228,500        6,969,250
Republic Services, Inc.*                            452,300        8,625,361
Robbins & Myers, Inc.                               184,100        4,832,625
Sea Containers, Ltd., Class A                       137,000        1,972,800
Sea Containers, Ltd., Class B                        13,890          198,627
Sequa Corp., Class A*                                99,600        6,512,844
Sequa Corp., Class B*                                38,300        2,508,650
Sourcecorp, Inc.*                                   349,000 2      9,248,500
Stericycle, Inc.*                                   138,200 2      4,893,662
Sylvan Learning Systems, Inc.*                      351,800        7,014,892
TeleTech Holdings, Inc.*                            508,700        4,852,998
Thomas & Betts Corp.*                               552,400       10,274,640

The accompanying notes are an integral part of these financial statements.

                                  11
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                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
Industrials (continued)
United Parcel Service, Inc., Class B                 58,720     $  3,625,960
United Stationers, Inc.                             253,600        7,709,440
Volt Information Sciences, Inc.*                     69,350        1,698,382
Waste Connections, Inc.*                            347,100 2     10,843,404
Waste Holdings, Inc.*                               607,200        4,329,336
Werner Enterprises, Inc.                            542,433       11,559,247
                                                              ---------------
Total Industrials                                                446,190,548
                                                              ---------------
Information Technology - 16.1%
02Micro International, Ltd.*                        201,300 2      2,083,455
Advent Software, Inc.*                               69,400 2      1,783,580
Alloy, Inc.*                                        190,300 2      2,747,932
American Management Systems, Inc.*                  404,800        7,735,728
Anaren Microwave, Inc.*                             853,400 2      7,373,376
Aspen Technology, Inc.*                             205,700 2      1,715,538
Asyst Technologies, Inc.*                           176,700        3,595,845
ATMI, Inc.*                                         368,200 2      8,236,634
Cabot Microelectronics Corp.*                       130,000 2      5,610,800
CACI International, Inc., Class A*                   94,300 2      3,601,317
Centra Software, Inc.*                              548,300        1,019,838
Cerner Corp.*                                        33,900 2      1,621,437
Checkpoint Systems, Inc.*                           359,900        4,210,830
CIBER, Inc.*                                        582,900        4,226,025
Cognex Corp.*                                        68,500        1,373,425
Conexant Systems, Inc.*                             419,000          678,780
Cymer, Inc.*                                        176,400 2      6,181,056
Documentum, Inc.*                                   412,400        4,948,800
DuPont Photomasks, Inc.*                            281,500        9,143,120
Eclipsys Corp.*                                     551,600 2      3,617,944
Electronics for Imaging, Inc.*                      347,000        5,520,770
Emulex Corp.*                                       223,800 2      5,037,738
ESS Technology, Inc.*                               206,700 2      3,625,518
Exar Corp.*                                         230,100 2      4,537,572
Extreme Networks, Inc.*                             539,100        5,439,519
F5 Networks, Inc.*                                  814,300 2      7,963,854
Fairchild Semiconductor International Corp.,
  Class A *                                         307,000        7,460,100
FEI Co.*                                            168,900 2      4,139,739
Forrester Research, Inc.*                            77,400 2      1,501,483
Hyperion Solutions Corp.*                           100,300        1,829,201
Imation Corp.*                                      161,400        4,803,264
Infocrossing, Inc.*                                  79,900 2        511,360
Intersil Corp., Class A*                            250,032        5,345,684
Itron, Inc.*                                        160,600        4,212,538
IXIA*                                               416,000 2      2,421,120
JDA Software Group, Inc.*                           172,200        4,866,372
KEMET Corp.*                                        337,200        6,022,392
Kulicke and Soffa Industries, Inc.*                 112,700        1,396,353
LSI Industries, Inc.                                133,301        2,448,739
LTX Corp.*                                          259,000        3,698,520
Manhattan Associates, Inc.*                         232,800 2      7,486,848
Mantech International Corp.*                        412,600        9,898,274
Marvell Technology Group, Ltd.*                     189,200        3,763,188
Mercury Interactive Corp.*                          192,400 2      4,417,504
Microsemi Corp.                                     675,100 2      4,455,660
Netopia, Inc.*                                      270,100          737,373
NetScreen Technologies, Inc.*                       169,000 2      1,551,420
Network Associates, Inc.*                           229,000 2      4,412,830
New Focus, Inc.*                                  3,634,100 2     10,793,277
Newport Corp.*                                      133,000 2      2,082,780
Overture Services, Inc.*                            208,200        5,200,836
Parametric Technology Corp.*                      1,100,200        3,773,686
Park Electrochemical Corp.                          165,200        4,377,800
Pericom Semiconductor Corp.*                         88,000        1,019,920
PerkinElmer, Inc.                                   330,300        3,649,815
Photon Dynamics, Inc.*                              118,800 2      3,564,000
Pinnacle Systems, Inc.*                             212,200        2,331,866
Planar Systems, Inc.*                                95,000        1,828,750
PLATO Learning, Inc.*                               372,233 2      3,673,940
Polycom, Inc.*                                      106,400 2      1,275,736
Power Integrations, Inc.*                           137,600 2      2,462,902
Powerwave Technologies, Inc.*                     1,360,800 2     12,464,928
PracticeWorks, Inc.*                                 71,800        1,324,710
Precise Software Solutions, Ltd.*                   197,800 2      1,888,990
Presstek, Inc.*                                     804,900 2      3,219,600
Primus Knowledge Solutions, Inc.*                   223,300          178,595
RadiSys Corp.*                                      122,100 2      1,420,023
Rational Software Corp.*                            113,000          927,730
Retek, Inc.*                                        247,900        6,023,970
Reynolds & Reynolds Co., Class A, The               150,000        4,192,500
RF Micro Devices, Inc.*                             311,700 2      2,375,154
Riverstone Networks, Inc.*                        2,890,006 2      9,045,719
Rogers Corp.*                                       153,400        4,189,354
Roxio, Inc.*                                         37,500          270,000
Saba Software, Inc.*                                204,800 2        522,240
Sanchez Computer Associates, Inc.*                  538,400 2      2,401,264
Sandisk Corp.*                                      330,800 2      4,101,920
SBA Communications Corp.*                         1,985,600 2      2,799,696
Seachange International, Inc.*                      881,000 2      7,735,180
Silicon Laboratories, Inc.*                         211,200 2      5,715,072
Silicon Storage Technology, Inc.*                   561,000        4,375,800
Skyworks Solutions, Inc.*                           763,169        4,235,588
Synopsys, Inc.*                                     215,000       11,784,150
Therma-Wave, Inc.*                                   14,200          161,738
THQ, Inc.*                                          226,650 2      6,758,703
Tier Technologies, Inc., Class B*                   130,400        2,323,728
Tollgrade Communications, Inc.*                     256,200        3,758,454
Ultratech Stepper, Inc.*                            250,000        4,047,500
Virage Logic Corp.*                                  63,000          820,260
Vishay Intertechnology, Inc.*                       250,000        5,500,000
ZYGO Corp.*                                         311,300        2,505,965
                                                              ---------------
Total Information Technology                                     364,114,232
                                                              ---------------
Materials - 0.5%
Agrium, Inc.                                        104,400          981,360
Scotts Co., Class A, The*                           149,300        6,778,220
Spartech Corp.                                      125,400        3,414,642
                                                              ---------------
Total Materials                                                   11,174,222
                                                              ---------------
Telecommunication Services - 1.2%
Commonwealth Telephone Enterprises, Inc.            244,100 2      9,822,584
CT Communications, Inc.                             183,600        2,974,320
Dobson Communications Corp.*                      1,013,900          871,954
General Communication, Inc., Class A*               878,100        5,856,927
NTELOS, Inc.*                                       304,700 2        429,627
Price Communications Corp.*                         475,040        7,600,640
Rural Cellular Corp., Class A*                      415,400 2        432,016
                                                              ---------------
Total Telecommunication Services                                  27,988,068
                                                              ---------------
Utilities - 0.5%
El Paso Electric Co.*                               808,900       11,203,265
                                                              ---------------
Total Common Stocks
  (cost $1,983,378,191)                                        2,059,665,602
                                                              ---------------

The accompanying notes are an integral part of these financial statements.
                                    12
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                              June 30, 2002

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SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
Other Investment Companies - 21.9%1
AIM Liquid Assets, 1.88%                         30,157,644    $  30,157,644
Calvert Cash Reserves Institutional Prime
  Fund, 1.85%                                     5,649,509        5,649,509
CitiFunds Institutional Liquid Reserves, 1.88%    3,563,205        3,563,205
Harris Insight Money Market Fund, 1.93%          18,610,180       18,610,180
JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.75%             147,548,938      147,548,938
Navigator Securities Lending, Prime
  Portfolio, 1.95%3                             288,546,420      288,546,420
                                                              ---------------
Total Other Investment Companies
  (cost $494,075,896)                                            494,075,896
                                                              ---------------
Total Investments - 113.0%
  (cost $2,477,454,087)                                        2,553,741,498
Other Assets, less Liabilities - (13.0%)                        (293,865,650)
                                                              ---------------
Net Assets - 100.0%                                           $2,259,875,848
                                                              ===============

See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.
                                   13
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                              June 30, 2002

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SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 91.6%
Consumer Discretionary - 14.5%
Autoliv, Inc. (United States)                       96,600       $ 2,348,860
Continental AG (Germany)*                           43,300           768,294
Electrolux AB, Series B (Sweden)                   238,500         4,802,465
EMAP PLC (United Kingdom)                          105,000         1,309,522
Eniro AB (Sweden)*                                 347,900         2,662,413
Great Universal Stores PLC (United Kingdom)        259,532         2,384,066
Honda Motor Co. (Japan)                            182,000         7,379,301
ITO-YOKADO Co., Ltd. (Japan)                        61,000         3,053,435
Karstadtquelle AG (Germany)                         66,398 2       1,675,567
Magna International, Inc. (Canada)                  50,000         3,447,027
Matsushita Electric Ind. (Japan)                   106,000         1,445,877
Medion AG (Germany)                                 30,500         1,112,419
Metro AG (Germany)                                  35,283         1,083,404
Nissan Motor Co., Ltd. (Japan)                     776,100         5,374,071
Peugeot SA (France)                                168,000 2       8,702,594
Pinault-Printemps-Redoute S.A. (France)             25,300 2       2,995,231
Publicis Group SA (France)                          85,000         2,341,896
Renault SA (France)                                 98,400 2       4,592,846
Reuters Group PLC (United Kingdom)                 294,937         1,564,872
Seiyu, Ltd. (Japan)*                               264,000 2       1,024,152
Six Continents PLC (United Kingdom)                535,251         5,439,110
Sony Corp. (Japan)                                  61,600         3,253,060
Thomson Multimedia (France)*                        43,700 2       1,031,701
                                                                ------------
Total Consumer Discretionary                                      69,792,184
                                                                ------------
Consumer Staples - 6.6%
Asahi Breweries, Ltd. (Japan)                      218,100 2       1,825,006
British American Tobacco (United Kingdom)          466,000         5,008,934
Coca-Cola Amatil, Ltd. (Australia)                 633,633         2,276,174
Cott Corp. (Canada)*                                68,800         1,302,883
Diageo PLC (United Kingdom)                        116,400         1,512,039
FamilyMart Co., Ltd. (Japan)                        57,400         1,388,729
Fosters Brewing Group, Ltd. (Australia)*           469,300         1,247,210
Interbrew (Belgium)                                 68,100         1,951,457
Loblaw Companies LTD (Canada)                       24,500         1,008,425
Orkla ASA (Norway)                                  77,200 2       1,488,010
Pernod-Ricard SA (France)                           16,700 2       1,633,033
Safeway PLC (United Kingdom)                     1,350,000         5,799,198
Scottish & Newcastle PLC (United Kingdom)          181,500         1,682,482
Shoppers Drug Mart Corp. (Canada)*                  28,700           471,499
Shoppers Drug Mart Corp. (Canada)* (a)              51,600           847,712
Tesco PLC (United Kingdom)                         609,700         2,217,047
                                                                ------------
Total Consumer Staples                                            31,659,838
                                                                ------------
Energy - 7.7%
CNOOC, Ltd. (Hong Kong)                          2,376,900         3,184,539
Encana Corp. (Canada)                              170,634         5,246,993
ENI SpA (Italy)                                    335,300 2       5,321,404
Kvaerner ASA (Norway)*                           3,089,700 2       2,792,838
Petroleo Brasileiro SA, Sponsored ADR (Brazil)*    121,000         2,092,780
Shell Transport & Trading Co., registered
  shares (United Kingdom)                          446,575         3,370,311
Talisman Energy, Inc. (Canada)                     235,500        10,583,310
Total Fina SA (France)                              27,649 2       4,480,722
                                                                ------------
Total Energy                                                      37,072,897
                                                                ------------
Financials - 21.7%
Aareal Bank AG (Germany)*                           14,800           237,074
ABN AMRO Holding NV (Netherlands)                  103,210         1,870,985
Amb Generali Holding AG (Germany)                   35,000 2       3,432,874
Assurances Generales de France (France)            113,000 2       5,181,851
Australia & New Zealand Banking Group
  Ltd. (Australia)                                  43,000           467,033
Banco Popolare di Verona e Novara (Italy)          119,900         1,551,853
Banco Popular ESP (Spain)                           45,000 2       1,985,941
Bank of East Asia, Ltd. (Hong Kong)                680,000         1,364,403
Bank of Ireland (United Kingdom)                   437,000         5,432,044
Bank of Ireland (Ireland)                          100,900         1,251,234
Bank of Nova Scotia (Canada)                       221,000         7,361,512
BNP Paribas (France)                               114,900 2       6,342,710
Daiwa Securities Co., Ltd. (Japan)                  83,000           538,030
DBS Group Holdings, Ltd. (Singapore)               159,000         1,116,263
Depfa Bank PLC (Ireland)                            14,800           816,990
DnB Holding ASA (Norway)                           280,400 2       1,524,480
Fortis (Netherlands)                                97,700         2,078,322
ING Groep NV (Netherlands)                         109,600         2,808,993
IntesaBci SpA (Italy)                              729,600 2       2,222,338
Irish Life & Permanent PLC (Ireland)                19,700           284,493
Kookmin Bank (South Korea)                          68,574         3,328,946
Lloyds TSB Group (United Kingdom)                  429,900         4,280,071
Manulife Financial Corp. (Canada)                   59,200         1,701,508
Marschollek, Lautenschlaeger und Partner (Germany)  16,480 2         513,347
Mediobanca SpA (Italy)                             146,400 2       1,350,777
Mitsubishi Estate Co., Ltd. (Japan)                250,000         2,043,966
Mitsui Fudosan Co., Ltd. (Japan)                   229,000         2,025,112
Munchener Rueckvericherungs-Gesellschaft,
  registered shares (Germany)*                      17,000 2       4,021,860
Nikko Securities Co., Ltd., The (Japan)            156,000           787,386
Nomura Securities Co., Ltd., The (Japan)           124,000         1,820,715
Nordbanken Holding AB (Sweden)                     780,000         4,233,470
Royal & Sun Alliance Insurance Group
  PLC (United Kingdom)                           1,669,300         6,133,688
Royal Bank of Scotland Group PLC (United Kingdom)   72,200         2,047,484
Shohkoh Fund (Japan)                                 7,800           943,562
Societe Generale (France)                           75,000         4,931,214
Sumitomo Mitsui Banking Corp. (Japan)              263,000         1,283,569
Swiss Re-registered shares (Switzerland)            56,981         5,558,656
Takefuji Corp. (Japan)                             103,800         7,213,564
UBS AG (Switzerland)*                               54,600         2,740,067
                                                                ------------
Total Financials                                                 104,828,385
                                                                ------------
Health Care - 4.7%
Aventis SA (France)                                 52,000         3,677,833
Aventis SA (Germany)                                37,770         2,645,690
Chugai Pharmaceutical Co., Ltd. (Japan)            141,000 2       1,686,848
GlaxoSmithKline PLC (United Kingdom)                75,460         1,631,411
Novartis AG (Switzerland)                           69,641         3,055,986
Sanofi-Synthelabo SA (France)                       28,500         1,730,583
Schering AG (Germany)                               95,679 2       6,015,447
Serono SA (Switzerland)                                700           460,409


The accompanying notes are an integral part of these financial statements.
                                 14
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                              June 30, 2002

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SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
Health Care (continued)
Yamanouchi Pharmaceutical Co., Ltd. (Japan)          74,000     $  1,919,993
                                                                ------------
Total Health Care                                                 22,824,200
                                                                ------------
Industrials - 8.5%
ABB, Ltd. (Switzerland)*                            177,112        1,573,405
Autoroutes du sud de la France (France)*             54,906        1,488,399
Billerud (Sweden)                                    94,300          911,032
Canadian National Railway Co. (Canada)               16,200          839,160
Compagnie de Saint-Gobain (France)*                 167,700 2      7,513,351
Dai Nippon Printing Co., Ltd. (Japan)               159,000        2,110,449
Deutsche Post AG (Germany)                           77,831        1,004,290
Eurotunnel SA (France)*                             741,901 2        650,883
FANUC, Ltd. (Japan)                                  26,800        1,345,981
Fomento de Construcciones Y Contratas SA (Spain)     30,700 2        747,484
Group 4 Falck (Denmark)                              84,000        2,898,493
Grupo Dragados SA (Spain)                           265,100        4,716,868
Heidelberger Druckmaschinen AG (Germany)             18,959          782,501
IHC Caland NV (Netherlands)                          26,600        1,587,679
MAN AG (Germany)                                     72,019 2      1,517,115
Nippon Express Co., Ltd. (Japan)                    220,500        1,168,127
Railtrack Group PLC (United Kingdom)                458,527        1,553,735
Sammy Corp., ordinary shares (Japan)                 36,900        1,215,993
Schneider Electric SA (France)                       26,100        1,400,894
Vinci SA (France)                                    39,862 2      2,697,531
Wolseley PLC (United Kingdom)                       302,000        3,061,956
                                                                ------------
Total Industrials                                                 40,785,326
                                                                ------------
Information Technology - 4.1%
ARM Holdings PLC (United Kingdom)*                  248,170          552,424
Canon, Inc. (Japan)                                 233,000        8,805,656
Compal Electronics, Inc. (Taiwan)                   672,120 2      2,580,941
Flextronics International (Singapore)*              123,700          881,981
Hitachi, Ltd. (Japan)                               198,000        1,280,190
HOYA CORP (Japan)                                    15,500        1,127,602
Ricoh Co., Ltd. (Japan)                               4,000           69,245
Samsung Electronics (South Korea)                    10,590        2,896,185
STMicroelectronics NV (France)                       42,805        1,065,424
Yahoo Japan Corp. (Japan)*                               19          408,960
                                                                ------------
Total Information Technology                                      19,668,608
                                                                ------------
Materials - 15.1%
Alcan Aluminium, Ltd. (Canada)                       44,123        1,676,366
Amcor Limited (Australia)                           297,400 2      1,379,797
Anglo American Platinum Corp., Ltd.,
  ADR (South Africa)                                 36,576        1,436,837
Aracruz Celulose SA, Sponsored ADR (Brazil)          74,300        1,486,000
Arcelor (Luxembourg)*                               186,000        2,634,732
Barrick Gold Corp. (Canada)                         151,900        2,883,570
BASF AG (Germany)                                    78,700        3,657,827
Bayer AG (Germany)                                   76,870        2,458,886
BOC Group PLC (United Kingdom)                      138,755        2,155,724
Broken Hill Proprietary Co., Ltd. (Australia)       531,300        3,081,230
Cemex SA de CV, Sponsored ADR (Mexico)              151,779        4,000,894
Clariant AG (Switzerland)                           131,900        3,130,580
Compania de Minas Buenaventura
  SA-Sponsored ADR (Peru)                            48,800        1,292,844
DSM NV (Netherlands)                                172,000        7,967,107
Gold Fields, Ltd. (South Africa)                    317,500        3,729,171
Impala Platinum Holdings, ADR (South Africa)         30,600        1,697,156
Inco Limited (Canada)*                               88,500        1,990,041
Nippon Unipac Holding (Japan)                           255        1,578,526
Pechiney SA-A Shares (France)                        40,438 2      1,843,606
Placer Dome, Inc. (Canada)                          201,700        2,257,786
Potash Corp. of Saskatchewan, Inc. (Canada)           6,227          416,165
Rio Tinto PLC (United Kingdom)                      136,428        2,502,300
Shin-Etsu Chemical Co., Ltd. (Japan)                 51,100        2,195,512
Stillwater Mining Co. (United States)*               94,300        1,535,204
Stora Enso Oyj (Finland)                            260,000        3,636,826
Svenska Cellulosa AB (Sweden)                       115,300        4,092,691
Syngenta AG (Switzerland)                            25,534        1,531,355
Teijin, Ltd. (Japan)                                697,000        2,372,469
WMC, Ltd. (Australia)                               450,700        2,306,739
                                                                ------------
Total Materials                                                   72,927,941
                                                                ------------
Telecommunication Services - 3.0%
China Mobile (Hong Kong)*                           813,000        2,402,596
Koninklijke KPN NV (Netherlands)*                   259,600        1,212,969
KT Corp. (South Korea)                               99,300        2,149,845
NTT Mobile Communication Network, Inc. (Japan)          645        1,587,411
Tele Danmark A/S (Denmark)                           54,700        1,509,977
Vodafone Group PLC (United Kingdom)               4,067,502        5,581,367
                                                                ------------
Total Telecommunication Services                                  14,444,165
                                                                ------------
Utilities - 5.7%
Centrica PLC (United Kingdom)                     1,336,100        4,135,283
CLP Holdings, Ltd. (Hong Kong)                      412,000        1,637,488
E.On AG (Germany)                                    74,176 2      4,295,741
Enel SpA (Italy)                                    604,700 2      3,457,282
Hong Kong Electric Holdings, Ltd. (Hong Kong)       112,800          421,567
Iberdrola SA (Spain)                                357,000 2      5,190,713
Korea Electric Power (KEP) Corp. (South Korea)      116,900        2,137,822
Scottish Power PLC (United Kingdom)                 120,320          647,106
Suez AG (France)                                     81,102 2      2,158,550
Union Electrica Fenosa SA (Spain)                    88,300 2      1,618,976
Vivendi Environnemt (France)                         55,000        1,694,258
                                                                ------------
Total Utilities                                                   27,394,786
                                                                ------------
Total Common Stocks
  (cost $436,167,069)                                            441,398,330
                                                                ------------
                                                   PRINCIPAL
                                                    AMOUNT
                                                   ----------
Bonds and Notes - 2.0%
Germany Government, 5.000%, 02/17/06 (Germany)    $6,400,000       6,441,916
US Treasury Note, 5.250%, 05/15/04 (United States) 3,100,000       3,240,058
                                                                ------------
Total Bonds and Notes
  (cost $9,202,312)                                                9,681,974
                                                                ------------

The accompanying notes are an integral part of these financial statements.

                                    15

                   MANAGERS INTERNATIONAL EQUITY FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
Short-Term Investments - 20.8%
Other Investment Companies - 20.4% (1)
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.75%                             25,797,259     $25,797,259
Navigator Securities Lending,
  Prime Portfolio, 1.95% (3)                      72,348,029      72,348,029
                                                                ------------
Total Other Investment Companies
  (cost $98,145,288)                                              98,145,288
                                                                ------------
Repurchase Agreement - 0.4%
State Street Bank & Trust Co., dated 06/28/02,     PRINCIPAL
  due 07/01/02, 1.88%, total to be received         AMOUNT
  $2,072,108 (secured by $2,075,000 U.S.           ---------
  Government Agencies)                            $2,072,000       2,072,000
                                                                ------------
Total Short-Term Investments
  (cost $100,217,288)                                            100,217,288
                                                                ------------
Total Investments - 114.4%
  (cost $545,586,670)                                            551,297,592
Other Assets, less Liabilities - (14.4%)                         (69,529,795)
                                                                ------------
Net Assets - 100.0%                                             $481,767,797
                                                                ============


See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.

                                    16

                 MANAGERS EMERGING MARKETS EQUITY FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                                SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS - 95.1%
Consumer Discretionary - 8.9%
Consorcio Ara SA de CV (Mexico)*                    296,000      $   430,405
Genting Berhad (Malaysia)                           186,600          716,937
Kangwon Land, Inc. (South Korea)                      2,670          356,222
TV Azteca SA de C.V., ADR (Mexico)                   74,500          507,345
Vestel Electronic Sanayi ve Ticaret AS
  (Turkey)*                                     294,100,000          593,579
                                                                ------------
Total Consumer Discretionary                                       2,604,488
                                                                ------------
Consumer Staples - 8.8%
Coca-Cola Femsa, S.A. de C.V., ADR (Mexico)          21,400          513,600
Companhia de Bebidas das Americas (Ambev)
  Sponsored ADR (Brazil)*                            30,700          477,078
PT Indofood Sukses MaKmur Tbk (Indonesia)*        4,500,000          555,205
IOI Corp. (Malaysia)                                250,000          401,316
LG Household & Health Care Ltd. (South Korea)        20,800          625,037
                                                                ------------
Total Consumer Staples                                             2,572,236
                                                                ------------
Energy - 2.4%
Yukos Corp., ADR (Russia)*                            5,100          704,856
                                                                ------------
Financials - 24.7%
ABSA Group, Ltd. (South Africa)                     170,000          532,295
Banco Itau S.A., preference non-voting
  shares (Brazil)                                 9,500,000          537,292
Bangkok Bank (Thailand)*                            451,700          744,503
Chinatrust Financial Holding Co., Ltd. (Taiwan)*    897,342          792,325
Grupo Financiero Bancomer SA de CV (Mexico)*        575,000          468,788
HDFC Bank, Ltd., ADR (India)*                        49,400          637,260
Kookmin Bank, Sponsored ADR (South Korea)*           16,557          813,777
OTP Bank Rt. (Hungary)                               88,000          691,155
Sanlam (South Africa)                               820,000          679,248
Shinhan Financial Group Co., Ltd. (South Korea)      42,600          601,995
Sun Hung Kai Properties Ltd. (Hong Kong)             66,000          501,362
Yapi ve Kredi Bankasi AS (Turkey)*              241,900,000          240,298
                                                                ------------
Total Financials                                                   7,240,298
                                                                ------------
Health Care - 5.8%
Ranbaxy Laboratories Ltd., Sponsored GDR (India)     15,900          310,050
Ranbaxy Laboratories Ltd. (India)                    26,000          500,500
Teva Pharmaceutical Ind., Ltd.,
  Sponsored ADR (Israel)                             13,500          897,191
                                                                ------------
Total Health Care                                                  1,707,741
                                                                ------------
Industrials - 10.5%
Barlow, Ltd. (South Africa)                          40,000          243,009
China Southern Airlines Co. (Hong Kong)           1,620,000          659,444
Embraer Aircraft Corp.,
Sponsored ADR (Brazil)                               31,600          667,383
Pliva d.d., registered shares GDR (Croatia)          55,700          813,220
Samsung Electronics, Ltd., GDR
  representing 1/2 voting shares (a) (South Korea)    5,170          708,290
                                                                ------------
Total Industrials                                                  3,091,346
                                                                ------------
Information Technology - 5.5%
Ausustek Computer, Inc. (Taiwan)                        250              752
Hon Hai Precision Ind. (Taiwan)                     160,080          654,023
Reunert, Ltd. (South Africa)                        180,000          326,326
Taiwan Semiconductor Manufacturing Co. (Taiwan)*    318,522          648,294
                                                                ------------
Total Information Technology                                       1,629,395
                                                                ------------
Materials - 12.8%
Anglo American PLC (United Kingdom)                  20,000          332,679
Antofagasta PLC (Chile)                              74,000          671,304
Compania de Minas Buenaventura
  SA-Sponsored ADR (Peru)                            20,700          548,399
Hindalco Inds.K1962, Ltd., Sponsored GDR (a) (India) 46,600          722,300
KGHM Polska Miedz SA (Poland)*                      247,000          801,869
Pohang Iron & Steel Co, Ltd.,
  Sponsored ADR (South Korea)                        24,200          671,405
                                                                ------------
Total Materials                                                    3,747,956
                                                                ------------
Telecommunication Services - 14.2%
China Mobile Ltd., Sponsored ADR (Hong Kong)*        30,000          438,600
Compania Anonima Nacional Telephonos de Venezuela
  (Venezuela)                                        38,500          526,796
KT Corp., Sponsored ADR (South Korea)                20,000          433,000
Perusahaan Telekomunikasi Indonesia Sponsored
  ADR (Indonesia)                                    83,000          714,472
Philippine Long Distance Telephone Co.,
  Sponsored ADR (Philippines)*                       66,400          495,344
Shin Corp. Public Co., (Thailand)*                1,785,000          601,299
Telefonos de Mexico SA, Sponsored ADR (Mexico)       15,650          502,052
Telesp Celular Participacoes SA (Brazil)             22,300          461,610
                                                                ------------
Total Telecommunication Services                                   4,173,173
                                                                ------------
Utilities - 1.5%
Unified Energy Systems, GDR (Russia)                 45,500          454,090
                                                                ------------
Total Common Stocks (cost $27,698,506)                            27,925,579
                                                                ------------
Other Investment Company - 0.4%
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.75%(1) (cost $118,374)            118,374          118,374
                                                                ------------
Total Investments - 95.5%
  (cost $27,816,880)                                              28,043,953
Other Assets, less Liabilities - 4.5%                              1,322,881
                                                                ------------
Net Assets - 100.0%                                             $ 29,366,834
                                                                ============

See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.

                                   17

                    MANAGERS INTERMEDIATE BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Corporate Bonds - 65.4%
Asset Backed - 33.2%
Advanta Mortgage Loan Trust, Series 99-2, Class A3,
  6.440%, 05/25/29                                  $284,105      $  289,489
Centex Home Equity Loan Trust, Series 2001-B,
  Class A3, 5.770%, 11/25/27                         300,000         310,365
Chase Funding Loan Trust, Series 2001-AD1, Class 1A4,
  5.392%, 05/25/28                                   700,000         707,026
Conseco Finance, Series 2001-D, Class A4, 5.530%,
  11/15/32                                           700,000         715,812
Conseco Finance, Series 2001-4, Class A4, 7.360%,
  09/01/33                                           700,000         715,553
Conseco Finance, Series 2002-A, Class A5, 7.050%,
  04/15/32                                           400,000         418,803
Conseco Finance, Series 1999-F, Class M1, 7.970%,
  10/15/30                                           500,000         540,000
Conseco Finance, Series 2000-F, Class MF1, 8.300%,
  05/15/27                                           500,000         536,405
Continental Airlines, Inc., Series 2000-1, Class A2,
  7.918%, 05/01/10                                   500,000         524,370
Delta Funding Home Equity Loan Trust, Series 98-2,
  Class A3F, 6.240%, 05/15/25                         86,914          88,608
EQCC Home Equity Loan Trust, Series 1997-1, Class A7,
  FGIC insured, 7.120%, 05/15/28                     241,352         252,627
IMC Home Equity Loan Trust, Series 97-3, Class A5,
  7.140%, 09/20/23                                    28,677          28,901
Indymac Manufactured Housing Contract, Series 98-2,
  Class A2, 6.170%, 12/25/11                         183,752         187,943
Nationslink Funding Corp., Series 1998-2, Class A1,
  6.001%, 11/20/07                                   373,249         389,530
Residential Funding Mortgage Securities II,
  Series-HI2, Class AI3, 7.900%, 02/25/15             51,952          53,429
TMI Home Loan Trust, Series 1998-A, Class A4,
  7.560%, 05/25/18 (a)                               500,000         513,750
Vanderbilt Mortgage Finance, Series 98-B, Class 1A3,
  6.195%, 10/07/12                                   187,886         192,723
Vendee Mortgage Trust, Series 2001-2, Class B,
  6.750%, 11/15/14                                   313,226         322,124
                                                                ------------
Total Asset Backed                                                 6,787,458
                                                                ------------
Finance - 17.1%
Avalon Bay Communities, Senior, 6.500%, 07/15/03     300,000         309,435
Capital One Bank, 6.875%, 02/01/06                   500,000         494,211
CNA Financial Corp., 7.250%, 11/15/23                600,000         483,338
Conseco, Inc., 6.400%, 02/10/03                      300,000         231,000
Ford Motor Credit Co., 7.250%, 10/25/11              375,000         376,799
Ford Motor Credit Co., 7.375%, 02/01/11              400,000         405,156
General Motors Acceptance Corp., 6.850% 06/17/04     200,000         209,154
General Motors Acceptance Corp., 6.875%, 09/15/11    250,000         248,204
Lumbermens Mutual Casuality, 9.150%, 07/01/26 (a)    300,000         266,628
Nisource Finance Corp., 7.500%, 11/15/03             200,000         199,856
Qwest Capital Funding, 7.900%, 08/15/10              500,000         282,500
                                                                ------------
Total Finance                                                      3,506,281
                                                                ------------
Industrials - 11.9%
Carnival Corp., 6.150%, 10/01/03                     300,000         307,438
Citizens Communications, 8.500%, 05/15/06            400,000         387,102
Royal Caribbean Cruises, Ltd., Senior, 8.125%,
  07/28/04                                           325,000         312,000
Sprint Capital Corp., 6.000%, 01/15/07               400,000         311,652
Tele-Communications-TCI Group, 8.250%, 01/15/03      350,000         355,152
WCG Note Trust, 8.250%, 03/15/04 (a)                 600,000         555,190
WorldCom, Inc., 7.125%, 06/15/27                     300,000         105,000
WorldCom, Inc., 7.750%, 04/01/07                     200,000          30,000
WorldCom, Inc., 7.875%, 05/15/03                     375,000 2        63,750
                                                                ------------
Total Industrials                                                  2,427,284
                                                                ------------
Utilities - 3.2%
Cleveland Electric Illuminating Co., 9.500%,
  05/15/02                                           225,000         225,871
NRG Energy, Inc., 8.700%, 03/15/05 (a) 4             500,000         425,000
                                                                ------------
Total Utilities                                                      650,871
                                                                ------------
Total Corporate Bonds (cost $14,362,864)                          13,371,894
                                                                ------------
U.S. Government and Agency Obligations - 32.6%
FHLMC Gold Pool, 6.000%, 7/01/11                     260,927         268,674
FHLMC, 6.000%, 09/15/28                              683,886         706,112
FHLMC, 6.750%, 02/15/20                              693,097         718,000
FNMA IO Strip, 6.100%, 03/25/32                    2,639,600         213,527
FNMA, 6.500%, 06/01/11                               290,881         303,694
GNMA, 7.500%, 04/20/17                               400,000         427,000
USTN, 5.750%, 08/15/10                             1,537,000       1,644,098
USTN, 6.625%, 05/15/07                             1,119,000       1,244,317
USTN, 6.750%, 08/15/26                               247,000         281,155
USTN, 7.000%, 07/15/06                               581,000         648,971
U.S. Treasury Inflation Protection Bonds, 4.250%,
  01/15/10                                           196,600         213,341
                                                                ------------
Total U.S. Government and Agency Obligations
  (cost $6,569,614)                                                6,668,889
                                                                ------------

The accompanying notes are an integral part of these financial statements.
                                    18

                    MANAGERS INTERMEDIATE BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Other Investment Companies - 1.3%(1)
JPMorgan Prime Money Market Fund Institutional
  Class Shares, 1.75%                                199,538     $   199,538
Navigator Securities Lending, Prime
  Portfolio, 1.95%(3)                                 71,250          71,250
                                                                ------------
Total Other Investment Companies (cost $270,788)                     270,788
                                                                ------------
Total Investments - 99.3% (cost $21,203,266)                      20,311,571
Other Assets, less Liabilities -0.7%                                 140,342
                                                                ------------
Net Assets - 100.0%                                              $20,451,913
                                                                ============


SECURITY RATINGS (unaudited)
------------------------------
The composition of long-term debt holdings as a percentage of net assets is as follows:

S&P's/Moody's Ratings
---------------------
Gov't                     20%
AAA                       14
AA                         2
A                          8
BBB                       20
BB                         3
B                          1
CCC                        1
Not Rated                 31
                         ----
                         100%
                         ====

See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.

                           MANAGERS BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Corporate Bonds - 51.4%
Asset Backed - 2.7%
Bank of America - First Union National Bank
  Commercial Mortgage, Series 2001-3,
  Class A2, 5.464%, 04/11/37                       $1,500,000     $1,487,628
Community Program Loan Trust, Series 87-A,
  Class A5, 4.500%, 04/01/29                          750,000        630,000
Community Program Loan Trust, Series 87-A,
  Class A4, 4.500%, 10/01/18                          313,111        307,140
                                                                ------------
Total Asset Backed                                                 2,424,768
                                                                ------------
Convertible Bonds - 7.7%
Analog Devices, Inc., 4.750%, 10/01/05              2,775,000      2,650,125
Devon Energy Corporation, 4.900%, 08/15/08            250,000        248,438
Devon Energy Corporation, 4.950%, 08/15/08            750,000        746,250
Loews Corp., Sub., 3.125%, 09/15/07                 3,185,000      2,797,067
Thermo Instrument System, 4.500%, 10/15/03 (a)        550,000        543,813
                                                                ------------
Total Convertible Bonds                                            6,985,693
                                                                ------------
Finance - 11.3%
Capital One Bank, 6.700%, 05/15/08                    250,000        244,438
Citigroup, Inc., 5.625%, 05/17/04                     250,000        241,250
First Industrial L.P., 7.600%, 12/01/17             1,750,000      1,810,720
First Industrial L.P., Medium Term, 7.500%,
  12/01/17                                          1,145,000      1,174,083
Ford Motor Credit Co., 5.800%, 01/12/09               150,000        141,030
General Motors Acceptance Corp.,6.875%, 09/15/11      250,000        248,204
General Motors Acceptance Corp.,7.500%, 12/01/06NZD 1,000,000        478,767
General Motors Acceptance Corp.,8.000%, 03/14/07      950,000        460,972
General Motors, 6.750%, 05/01/28                      500,000        440,947
Highwoods/Forsyth L.P., Senior, 7.500%, 04/15/18    2,250,000      2,104,943
Keycorp Capital II, 6.875%, 03/17/29                  500,000        458,732
KN Capital Trust III, 7.630%, 04/15/28                250,000        243,373
Lehman Brothers, Inc., 6.625%, 02/15/08               500,000        526,931
Spieker Properties, Inc., 7.350%, 12/01/17            250,000        254,708
U.S. West Capital Funding, Inc., 6.875%, 07/15/28   1,000,000        510,000
UnumProvident Corp., 6.750%, 12/15/28               1,000,000        912,081
                                                                ------------
Total Finance                                                     10,251,179
                                                                ------------
Industrials - 27.9%
American Airlines, Inc., 8.608%, 04/01/11 (a)         250,000        262,178
APL, Ltd., 8.000%, 01/15/24                           250,000        152,500
Atlas Air, Inc., Series B, 7.680%, 01/02/14           892,868        841,028
Bausch & Lomb, Inc., 7.125%, 08/01/28                 500,000        412,247
Coastal Corp., 6.950%, 06/01/28                       300,000        248,373
Columbia/HCA, Inc., 7.050%, 12/01/27                  250,000        229,633
Columbia/HCA, Inc., 7.580%, 09/15/25                  125,000        123,414
Dell Computer Corp., 7.100%, 04/15/28                 850,000        857,923
Delphi Automotive Systems, 7.125%, 05/01/29         1,950,000      1,927,891
Delta Air Lines, 8.300%, 12/15/29                     500,000        398,560
Ford Motor Co., 6.375%, 02/01/29                    2,500,000      2,036,518
Georgia-Pacific Corp., 7.750%, 11/15/29               925,000        766,350
Georgia-Pacific Group, 7.250%, 6/01/28                500,000        407,588
Global Marine, 7.000%, 06/01/28                       250,000        238,520
HCA, Inc., 6.950%, 05/01/12                         1,200,000      1,222,896
Kellwood Co., 7.625%, 10/15/17                        250,000        192,830
Lowe's Corp., 7.000%, 10/15/23                        150,000        144,705
Lowe's Companies, 6.875%, 02/15/28                    500,000        502,874
MacMillan Bloedel, Ltd., 7.700%, 02/15/26           1,350,000      1,374,233
Motorola, Inc., 5.800%, 10/15/08                      250,000        230,946
Motorola, Inc., 7.625%, 11/15/10                      375,000        352,238
Motorola, Inc., 8.000%, 11/01/11                    1,075,000      1,049,059
Petro Mexicanos, 8.625%, 12/01/23 (a)                 500,000        500,000
Philip Morris Cos., Inc., 7.750%, 01/15/27            850,000        902,726
Pioneer-Standard Electronics, Inc., Senior, 8.500%,
  08/01/06                                            250,000        233,655
Pulte Corp., 7.625%, 10/15/17                         500,000        512,230
Raytheon Co., 7.200%, 08/15/27                      1,000,000      1,020,997
Sears Roebuck Acceptance, 6.250%, 05/01/09            550,000        558,413
Sears Roebuck Acceptance, 6.500%, 12/01/28            250,000        223,915
Sears Roebuck Acceptance, 6.875%, 10/15/17            750,000        750,113
Security Capital Group, 7.700%, 06/15/28              750,000        809,063
Sprint Capital Corp., 6.875%, 11/15/28              2,050,000      1,283,159
Time Warner, Inc., 6.625%, 05/15/29                   750,000        584,739
Transocean Sedco Forex, 7.375%, 04/15/18              500,000        527,479
Trinet Corporate Realty Trust, Inc., Senior, 7.700%,
  07/15/17                                            500,000        391,585


The accompanying notes are an integral part of these financial statements.
                                  20

                           MANAGERS BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Industrials (continued)
TRW, Inc., 6.650%, 01/15/28                         $1,000,000   $   917,661
TRW, Inc., 7.125%, 06/01/09                            250,000       265,325
TRW, Inc., 7.750%, 06/01/29                            750,000       783,983
Westvaco Corp., 7.000%, 08/15/23                       350,000       344,642
Weyerhaeuser Co., 6.950%, 10/01/27                     250,000       246,840
Woolworth Corp., 8.500%, 01/15/22                      570,000       521,161
                                                                ------------
  Total Industrials                                               25,350,190
                                                                ------------
Utilities - 1.8%
El Paso Corp., 6.750%, 05/15/09                        250,000       239,726
El Paso Corp., 7.000%, 05/15/11                        500,000       478,514
Southern Natural Gas, 7.350%, 02/15/31               1,000,000       914,762
                                                                ------------
  Total Utilities                                                  1,633,002
                                                                ------------
  Total Corporate Bonds (cost $46,826,325)                        46,644,832
                                                                ------------
Foreign Corporate Obligations - 8.9%
Cerro Negro Finance, Ltd., 7.900%, 12/01/20 (a) USD    500,000       341,260
CIT Group, Inc., 7.750%, 04/02/12               USD    750,000       738,320
Empresa Nacional De Electricid, Yankee, 7.875%,
  02/01/27                                      USD    250,000       215,341
EOP Operating LP, 6.750%, 02/15/12              USD    500,000       517,421
International Bank Reconstruction & Development,
  0.000%, 08/20/07 5                            NZD  2,000,000       687,680
John Deere Capital Corp., 7.000%, 03/15/12      USD    750,000       803,576
Korea Electric Power Corp., Yankee, 7.400%
  04/01/16                                      USD    916,564       901,754
New Plan Excel Realty Trust, Inc., 5.875%,
  06/15/07                                      USD  1,250,000     1,259,406
PDVSA Finance, Ltd., Series 98-1, 7.500%,
  11/15/28                                      USD  1,000,000       695,000
PDVSA Finance, Ltd., Series 98-1, 7.400%,
  08/15/16                                      USD    300,000       228,000
Samsung Electronics Ltd., Sinking Fund, 7.700%,
  10/01/27 (a)                                  USD    500,000       489,500
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)   USD    250,000       255,000
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)    USD  1,000,000       940,000
                                                                ------------
  Total Foreign Corporate Obligations (cost $7,967,641)            8,072,258
                                                                ------------
Foreign Government and Agency Obligations - 8.5%
British Columbia Province, 0.000%, 06/18/29 5   CAD  2,500,000       304,981
British Columbia Province, Generic Residual,
  Canada, 0.000%, 08/23/24 5                    CAD  9,925,000     1,572,891
Kingdom of Norway, 5.750%, 11/30/04             NOK  5,000,000       647,831
Kingdom of Norway, 6.750%, 01/15/07             NOK  4,350,000       578,242
Kommunekredit, 5.000%, 06/07/06                 NOK  1,600,000       198,679
Manitoba, Province of, 6.500%, 09/22/17         CAD  1,800,000     1,246,714
Mexico Government, 7.500%, 01/14/12             USD  1,250,000     1,230,000
New Zealand Government, 6.000%, 11/15/11        NZD    500,000       232,036
Ontario Hydro, 0.000%, 10/15/21 5               CAD  1,700,000       321,385
Province of Alberta, Series CS, Sinking Fund,
  5.930%, 09/16/16                              CAD    235,164       158,292
Republic of South Africa, Yankee, 8.500%,
  06/23/17                                      USD  1,175,000     1,227,875

  Total Foreign Government and Agency Obligations               ------------
  (cost $7,271,563)                                                7,718,926
                                                                ------------
U.S. Government and Agency Obligations - 22.8%
FHLMC, 4.625%, 02/15/07                              1,750,000     1,716,844
FHLMC Gold, 5.000%, 12/01/31                           494,365       464,085
FHLMC, 5.250%, 01/15/06                             10,000,000    10,426,400
FHLMC, 5.500%, 09/15/11                              2,750,000     2,778,408
FHLMC, 6.000%, 11/15/28                              1,060,000     1,068,607
FNMA, 5.375%, 11/15/11                               4,050,000     4,053,969
FNMA, 6.000%, 7/01/29                                  186,873       187,106

  Total U.S. Government and Agency Obligations                  ------------
  (cost $20,369,452)                                              20,695,419
                                                                ------------
Preferred Stock - 1.0%                                  SHARES
Entergy Louisiana, Inc., 4.440%                            226 2      12,119
Entergy New Orleans, Inc., 4.750%                          482        26,947
Equity Residential Properties, 7.250%                    2,500        62,625
Newell Financial Trust I, 5.250%                        12,500       578,125
Union Electric Co., 3.500%                                 350        20,300
Wisconsin Electric Power Co., 3.600%                     3,746       202,167
                                                                ------------
  Total Preferred Stock (cost $771,183)                              902,283
                                                                ------------
Common Stock - 0.5%
Magna International, Inc. (cost $476,932)                6,732       463,498
                                                                ------------

The accompanying notes are an integral part of these financial statements.

                           MANAGERS BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Other Investment Companies - 9.6%(1)
JPMorgan Prime Money Market Fund, Institutional
  Class Shares, 1.75%                               8,686,016      8,686,016
Navigator Securities Lending Prime Portfolio,
  1.95%(3)                                             11,200         11,200
                                                                ------------
Total Other Investment Companies (cost $8,697,216)                 8,697,216
                                                                ------------
Total Investments - 102.7%
  (cost $92,380,312)                                              93,194,424
Other Assets, less Liabilities - (2.7%)                           (2,421,242)
                                                                ------------
Net Assets - 100.0%                                             $ 90,773,182
                                                                ============

SECURITY RATINGS (unaudited)
-----------------------------
The composition of long-term debt holdings as a percentage of net assets is as follows:

S&P's/Moody's Ratings
---------------------
Gov't/AAA          22%
AA                  2
A                  14
BBB                42
BB                  2
Not Rated          18
                  ----
                  100%
                  ====

See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.

                       MANAGERS GLOBAL BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Foreign Government and Agency Obligations - 39.4%
Belgium Government Bond, 5.750%, 09/28/10       EUR $ 480,000     $  495,824
Brazil Government, 8.875%, 04/15/24             USD    25,000         12,125
Bundes, Series 98, 5.250%, 07/04/10             EUR   700,000        706,448
Bundes, Series 99, 4.000%, 07/04/09             EUR   500,000        470,696
Canadian Government, 6.625%, 10/03/07           NZD   775,000        373,704
Denmark Government, 5.000%, 08/15/05            DKK 1,500,000        201,242
Dutch Government, 5.250%, 07/15/08              EUR   520,000        526,276
France Government, 5.500%, 10/25/07             EUR   710,000        728,577
France Government, 5.500%, 10/25/10             EUR    30,000         30,712
Ireland, Republic of, 4.250%, 10/18/07          EUR   670,000        647,903
Kingdom of Norway, 5.750%, 11/30/04             NOK 3,250,000        421,090
Kingdom of Sweden, Series 1037, 8.000%,
  08/15/07                                      SEK 2,800,000        341,424
Netherlands Government, 3.750%, 07/15/09        EUR   936,000        861,766
New South Wales Treasury, 6.500%, 05/01/06      AUD   965,000        554,243
Ontario Hydro, 5.375%, 06/02/03                 CAD   525,000        351,920
Queensland Treasury, 8.000%, 09/14/07           AUD   625,000        383,068
Republic of Italy, 4.500%, 03/01/07             EUR   200,000        196,519
Republic of Philippines, 9.875%, 01/15/19       USD   200,000        196,500
Republic of South Africa, Yankee, 8.500%,
  06/23/17                                      USD   200,000        209,000
Republic of Trinidad & Tobago, 9.750%,
  07/01/20 (a)                                  USD   175,000        199,063
Republic of Uruguay, 7.625%, 01/20/12           USD   150,000         88,500
Saskatchewan Province, 5.750%, 03/05/29         CAD   300,000        183,706
Spain Government, 5.875%, 07/28/08              USD   400,000        423,734
Swedish Government, 5.250%, 03/15/11            SEK 2,000,000        214,782

Total Foreign Government and Agency Obligations                 ------------
(cost $8,183,973)                                                  8,818,822
                                                                ------------
Foreign Corporate Obligations - 24.5%
Andina de Fomento Corp., 6.875%, 03/15/12 (a)   USD    70,000         71,807
Asian Development Bank, 4.875%, 02/05/07        USD   400,000        407,200
Asian Development Bank, 5.375%, 09/15/03        AUD   500,000        280,680
Bangkok Bank Public Company Hong Kong, 9.025%,
  03/15/29 (a)                                  USD   200,000        192,000
Bayer Hypo-Verneinsbank, 6.000%, 01/23/06       EUR   680,000        700,139
Brazil Development Fund, 9.625%, 12/12/11 (a)   USD   100,000         70,000
CIT Group, 5.500%, 05/16/05                     EUR   100,000         92,084
Depfa Pfandbriefbank, 5.000%, 02/03/05          EUR   730,000        731,363
EOP Operating LP, 6.750%, 02/15/12              USD   200,000        206,968
European Investment Bank, 6.000%, 11/26/04      GBP    55,000         85,554
InterAmerican Development Bank,5.500%, 03/30/10 EUR   635,000        645,137
Korea Electric Power Corp., Yankee, 7.400%,
  04/01/16                                      USD   166,648        163,955
Kredit Fuer Wiederaufbau, 5.250%, 01/04/10      EUR   600,000        600,233
Popular North America, Inc., 6.125%, 10/15/06   USD   100,000        102,523
PTC International Finance, 10.750%, 07/01/07    USD    50,000         51,000
Repsol International Finance, 5.750%, 12/04/06  EUR   100,000         87,895
Rheinische Hypo Bank AG, 4.500%, 09/09/04       EUR   580,000        575,455
Samsung Electronics Ltd., Sinking Fund, 7.700%,
  10/01/27 (a)                                  USD   225,000        220,275
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)    USD   225,000        211,500

Total Foreign Corporate Obligations                             ------------
  (cost $5,137,360)                                                5,495,768
                                                                ------------
Corporate Bonds - 20.1%
Convertible Bonds - 0.4%
Analog Devices, Inc., 4.750%, 10/01/05          USD   100,000         95,500
                                                                ------------
Finance - 5.8%
Eurofima, 6.500%, 08/22/11                      AUD   665,000        376,973
First Industrial L.P., 7.600%, 12/01/17         USD   200,000        206,939
Ford Motor Credit Co., 7.250%, 10/25/11         USD   300,000        301,439
General Motors Acceptance Corp., 6.125%,
  09/15/06                                      USD   170,000        172,406
General Motors Acceptance Corp., 8.000%,
  03/14/07                                      NZD   400,000        194,094
U.S. West Capital Funding, Inc., 6.875%,
  07/15/28                                      USD   100,000         51,000
                                                                ------------
Total Finance                                                      1,302,851
                                                                ------------
Industrials - 13.2%
Alliance Pipeline LP, 6.996%, 12/31/19 (a)      USD   273,185        268,189
AT&T Corp., 6.000%, 11/21/06                    EUR    95,000         79,136
Boise Cascade Corp., 7.350%, 02/01/16           USD   100,000         94,116
BP Capital Markets PLC, 4.000%, 04/29/05        USD   200,000        201,991
Celestica, Inc., 0.000%, 08/01/20               USD    50,000         21,000
Cox Communications, Inc., 6.400%, 08/01/08      USD   200,000        184,924

The accompanying notes are an integral part of these financial statements.

                       MANAGERS GLOBAL BOND FUND
                              June 30, 2002

----------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
                                                    PRINCIPAL
SECURITY DESCRIPTION                                AMOUNT         VALUE
----------------------------------------------------------------------------
Industrials (continued)
Daimler Chrysler NA Holding Corp., 7.300%,
  01/15/12                                      USD   355,000     $  371,854
Dana Corp., 7.000%, 03/15/28                    USD   100,000         73,000
Dell Computer Corp., 7.100%, 04/15/28           USD   200,000        201,864
El Paso Corp., 5.750%, 03/14/06                 EUR   200,000        185,922
Falconbridge Ltd., 7.350%, 06/05/12             USD   100,000        102,861
IMC Global, Inc., 10.875%, 06/01/08             USD    45,000         48,375
Noranda, Inc., 7.250%, 07/15/12                 USD    75,000         74,602
Ocean Energy, Inc., 7.500%, 09/15/27            USD   100,000         98,209
Petro Mexicanos, 8.625%, 12/01/23 (a)           USD   200,000        200,000
Philippine Long Distance Telephone, 11.375%,
  05/15/02 (a)                                  USD    50,000         49,000
Pioneer Natural Resource Co., 7.200%, 01/15/28  USD    65,000         58,152
Sappi Papier, 6.750%, 06/15/12 (a)              USD   200,000        202,517
Sprint Capital Corp., 7.900%, 03/15/05          USD   180,000        155,081
Starwood Hotels & Resorts, 7.875%, 05/01/12 (a) USD    80,000         78,400
Wal-Mart Stores, Inc., 4.150%, 06/15/05         USD   200,000        203,008
                                                                ------------
Total Industrials                                                  2,952,201
                                                                ------------
Utilities - 0.7%
Enersis SA, Yankee, 7.400%, 12/01/16            USD   175,000        153,509
                                                                ------------
Total Corporate Bonds
(cost $4,448,555)                                                  4,504,061
                                                                ------------
U.S. Government and Agency Obligations - 6.6%
FHLMC Gold, 5.000%, 12/01/31                    USD   138,851        130,346
FHLMC Gold, 6.000%, 04/01/17                    USD   593,562        606,175
FNMA, 6.000%, 05/15/11                          USD   160,000        167,683
FNMA, 6.375%, 08/15/07                          AUD 1,000,000        570,510
U.S. Treasury Notes, 6.250%, 05/15/30           USD     1,000          1,084
                                                                ------------
Total U.S. Government and Agency Obligations
  (cost $1,417,925)                                                1,475,798
                                                                ------------
Other Investment Companies - 6.0%                     SHARES
JPMorgan Prime Money Market Fund, Institutional     ---------
  Class Shares, 1.75%1 (cost $1,354,144)            1,354,144      1,354,144
                                                                ------------
Total Investments - 96.6%
(cost $20,541,957)                                                21,648,593
Other Assets, less Liabilities - 3.4%                                760,185
                                                                ------------
Net Assets - 100.0%                                             $ 22,408,778
                                                                ============

See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.


NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (unaudited)
-------------------------------------------------------------
The following footnotes and abbreviations should be read in conjunction with the Schedules of Portfolio Investments on pages 8 through 25:

At June 30, 2002, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund                   Cost         Appreciation   Depreciation   Net
------------------    ------------- -------------  -------------  -----------
Value                 $ 57,428,034   $ 4,984,834   $ (5,316,222)  $  (331,388)
Capital Appreciation   190,382,705    10,686,334    (25,554,458)  (14,868,123)
Small Company           21,578,647     3,310,015     (1,188,533)    2,121,482
Special Equity       2,477,454,087   368,470,770   (292,183,359)   76,287,411
International Equity   545,586,670    36,386,401    (30,675,479)    5,710,922
Emerging Markets        27,816,880     3,024,301     (2,797,228)      227,073
Intermediate Bond       21,203,266       325,079     (1,216,774)     (891,695)
Bond                    92,380,312     3,331,570     (2,517,459)      814,111
Global Bond             20,541,957     1,236,871       (130,236)    1,106,635

* Non-income-producing security

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to the following:

Fund                      Market Value      % of Net Assets
--------------------      --------------    ---------------
Emerging Markets           $ 1,430,590           4.9%
Intermediate Bond            1,760,568           8.6%
Bond                         3,331,751           3.7%
Global Bond                  1,762,751           7.9%

1 Yield shown for each investment company represents its June 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

2 Some or all of these shares were out on loan to various brokers as of June 30, 2002, amounting to:

Fund                      Market Value      % of Net Assets
--------------------      --------------    ---------------
Value                      $    71,608           0.1%
Capital Appreciation        34,881,405          24.9%
Special Equity             277,804,893          12.3%
International Equity        73,678,145          15.3%
Intermediate Bond               67,277           0.3%
Bond                            10,725          0.01%

3 Collateral received from brokers for securities lending were invested in these short-term investments.

4 Variable rate security. Coupon rate disclosed was that in effect at June 30, 2002.

5 Zero coupon security.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank.
The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
USTB: United States Treasury Bond
USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S.
Dollar (USD):

AUD: Australian Dollar
CAD: Canadian Dollar
DKK: Danish Krone
EUR: euro
GBP: British Pound
JPY: Japanese Yen
SEK: Swedish Krona
NZD: New Zealand Dollar
NOK: Norwegian Krone

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2002
-----------------------------------------------------------------------------------------
                                                         MANAGERS          MANAGERS
                                       MANAGERS          CAPITAL           SMALL
                                       VALUE             APPRECIATION      COMPANY
                                       FUND              FUND              FUND
-----------------------------------------------------------------------------------------
ASSETS:
-------
Investments at value*                  $ 57,096,646      $ 175,514,582     $ 23,700,129
Cash                                            797                  -              576
Foreign currency**                                -                  -                -
Receivable for investments sold                   -          6,655,002           18,095
Receivable for Fund shares sold              88,137             96,654            6,140
Receivable for open forward foreign
  currency contracts                              -                  -                -
Dividends, interest and other receivables    87,222             11,757            1,063
Prepaid expenses                              7,495             10,869            9,027
Deferred organization expenses                    -                  -                -
                                       ------------      -------------     ------------
Total assets                             57,280,297        182,288,864       23,735,030
                                       ------------      -------------     ------------
LIABILITIES:
------------
Payable to Custodian                              -          1,889,975                -
Payable for Fund shares repurchased         353,376            251,961            4,127
Payable upon return of securities loaned     71,302         35,820,465                -
Payable for investments purchased           589,640          3,930,568                -
Payable for open forward foreign
  currency contracts                              -                  -                -
Accrued expenses:
  Investment advisory and management fees    36,283             96,892           12,366
  Administrative fees                        12,094             30,279            4,887
  Other                                      44,281             99,540           28,580
                                       ------------      -------------     ------------
Total liabilities                         1,106,976         42,119,680           49,960
                                       ------------      -------------     ------------
NET ASSETS                             $ 56,173,321      $ 140,169,184     $ 23,685,070
                                       ============      =============     ============
Shares outstanding                        2,311,835          5,895,258        3,248,379
                                       ============      =============     ============
Net asset value, offering and
  redemption price per share                 $24.30             $23.78            $7.29
                                       ============      =============     ============
NET ASSETS REPRESENT:
---------------------
Paid-in capital                        $ 57,500,115      $ 298,442,879     $ 30,537,576
Undistributed net investment
  income (loss)                              26,476           (892,829)        (147,594)
Accumulated net realized loss
  from investments and foreign
  currency transactions                  (1,021,882)      (142,512,743)      (8,826,394)
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency contracts
  and translations                         (331,388)       (14,868,123)       2,121,482
                                       ------------      -------------     ------------
NET ASSETS                             $ 56,173,321      $ 140,169,184     $ 23,685,070
                                       ============      =============     ============

* Investments at cost                  $ 57,428,034      $ 190,382,705     $ 21,578,647
**Foreign currency at cost                        -                  -                -

                                   26

                                    MANAGERS
MANAGERS          MANAGERS          EMERGING          MANAGERS                            MANAGERS
SPECIAL           INTERNATIONAL     MARKETS           INTERMEDIATE      MANAGERS          GLOBAL
EQUITY            EQUITY            EQUITY            BOND              BOND              BOND
FUND              FUND              FUND              FUND              FUND              FUND
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
$ 2,553,741,498    $ 551,297,592      $ 28,043,953      $ 20,311,571      $ 93,194,424     $ 21,648,593
        413,746               26           181,237                 -                 -                -
              -        5,244,377           372,581                 -            10,634          199,420
     11,210,010        2,600,340             6,016                 -            54,375                -
      3,970,742        6,451,852           830,032            12,162           900,177          103,787
              -       42,556,396                 -                 -                 -                -
        773,260        1,540,332           119,668           293,219         1,456,564          529,100
         83,611           24,547             7,518             6,392            10,373            7,523
              -                -               851                 -                 -                -
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
  2,570,192,867      609,715,462        29,561,856        20,623,344        95,626,547       22,488,423
----------------  ----------------  ----------------  ----------------  ----------------  ---------------

              -                -                 -                 -                 -                -
      2,936,628        3,189,350           123,862            59,580            71,168           34,029
    288,546,420       72,348,029                 -            71,250            11,200                -
     16,063,867        7,640,373                 -                 -         4,690,539                -
              -       43,930,498                 -                 -                 -                -
      1,714,112          350,311            25,414             8,665            20,389           11,822
        476,142           97,309             6,210             4,333            18,177            3,378
        579,850          391,795            39,536            27,603            41,892           30,416
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
     310,317,019     127,947,665           195,022           171,431         4,853,365           79,645
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
 $ 2,259,875,848   $ 481,767,797      $ 29,366,834      $ 20,451,913      $ 90,773,182     $ 22,408,778
================  ================  ================  ================  ================  ===============
      35,307,568      12,899,542         3,057,014         1,087,952         4,011,604        1,153,783
================  ================  ================  ================  ================  ===============
          $64.01          $37.35             $9.61            $18.80            $22.63           $19.42
================  ================  ================  ================  ================  ===============

 $ 2,515,504,959   $ 593,266,289      $ 32,400,766      $ 31,519,661      $ 90,646,300     $ 21,846,199
      (5,800,661)      1,115,305           125,841             4,663             1,261           99,355
    (326,115,861)   (117,104,434)       (3,388,063)     (10,180,716)          (696,495)        (680,534)
      76,287,411       4,490,637           228,290         (891,695)           822,116        1,143,758
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
 $ 2,259,875,848   $ 481,767,797      $ 29,366,834     $ 20,451,913       $ 90,773,182     $ 22,408,778
================  ================  ================  ================  ================  ===============
 $ 2,477,454,087   $ 545,586,670      $ 27,816,880     $ 21,203,266       $ 92,380,312     $ 20,541,957
               -       5,154,517           366,037                -             10,149          189,099

The accompanying notes are an integral part of these financial statements.
                                   27

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2002
-----------------------------------------------------------------------------------------
                                                         MANAGERS          MANAGERS
                                       MANAGERS          CAPITAL           SMALL
                                       VALUE             APPRECIATION      COMPANY
                                       FUND              FUND              FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------
Dividend income                        $   506,698         $ 195,742         $   11,068
Interest income                             29,802            17,245              9,480
Foreign withholding tax                     (3,148)                -                  -
Securities lending fees                      4,337             6,026                  -
                                       ------------      -------------     -------------
Total investment income                    537,689           219,013             20,548
                                       ------------      -------------     -------------
EXPENSES:
---------
Investment advisory and management fees    227,499           658,936            112,166
Administrative fees                         75,833           205,918             31,157
Transfer agent                              45,530           201,209             17,359
Custodian                                   28,620            41,714             31,198
Professional fees                           16,129            20,831              9,687
Registration fees                            7,798             9,948              4,584
Trustees fees and expenses                   1,770             4,259                579
Insurance                                      617             5,056                143
Amortization of organization expense             -                 -                  -
Miscellaneous                                3,530             3,185              2,065
                                       ------------      -------------     -------------
  Total expenses before offsets            407,326         1,151,056            208,938
Less: Fee waivers                                -                 -                  -
  Expense reimbursement                          -                 -            (40,759)
  Expense reductions                       (23,822)          (39,214)               (37)
                                       ------------      -------------     -------------
Net expenses                               383,504         1,111,842            168,142
                                       ------------      -------------     -------------
  Net investment income (loss)             154,185          (892,829)          (147,594)
                                       ------------      -------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
----------------------------------------
Net realized gain (loss) on investment
  transactions                            (300,783)      (18,716,934)        (1,209,875)
Net realized gain (loss) on foreign
  currency contracts and transactions            -                 -                  -
Net unrealized appreciation
  (depreciation) of investments         (6,875,129)      (14,190,619)        (1,566,905)
Net unrealized depreciation of foreign
  currency contracts and translations            -                 -                  -
                                       ------------      -------------     -------------
Net realized and unrealized
  gain (loss)                           (7,175,912)      (32,907,553)        (2,776,780)
                                       ------------      -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $(7,021,727)     $(33,800,382)       $(2,924,374)
                                       ============      =============     =============

                                    MANAGERS
MANAGERS          MANAGERS          EMERGING          MANAGERS                            MANAGERS
SPECIAL           INTERNATIONAL     MARKETS           INTERMEDIATE      MANAGERS          GLOBAL
EQUITY            EQUITY            EQUITY            BOND              BOND              BOND
FUND              FUND              FUND              FUND              FUND              FUND
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
 $  5,696,855       $ 5,836,495      $   372,285       $        -        $    40,189       $        -
    2,114,602           422,028            5,924          736,993          2,682,463          487,760
       (2,011)         (550,327)         (18,836)               -                 (2)               -
      332,826           169,505                -              511                105                -
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
    8,142,272         5,877,701          359,373          737,504          2,722,755          487,760
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
   10,558,702         2,252,345          138,544           50,922            239,669           65,298
    2,932,973           625,652           30,118           25,461             95,868           18,657
    1,011,525           479,989           38,745           17,744             58,339           18,162
      329,501           375,496           20,841            9,115             16,843           25,764
      146,702            44,421           11,083           16,657             14,494           15,757
       70,764            24,361            7,065            5,487              8,838            8,037
       60,539            12,536              658              533              2,120              433
            -             7,776              167              231                527              274
            -                 -            1,138                -                  -                -
      181,745            48,078            3,239            1,819              7,489            1,735
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
   15,292,451         3,870,654          251,598          127,969            444,187          154,117
            -                 -          (12,813)               -                  -                -
            -                 -           (4,482)               -            (58,847)               -
     (144,505)          (41,412)            (771)            (153)              (428)            (466)
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
   15,147,946          3,829,242         233,532          127,816            384,912          153,651
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
   (7,005,674)         2,048,459         125,841          609,688          2,337,843          334,109
----------------  ----------------  ----------------  ----------------  ----------------  ---------------

  (61,099,377)       (32,768,938)     (1,400,781)         137,113           (637,268)        (379,626)

            -            332,148          (5,657)               -             41,444         (437,712)
 (163,119,743)        29,810,861         406,104         (903,056)         1,606,992        1,701,609

            -         (2,464,919)           (153)               -              8,219          183,157
----------------  ----------------  ----------------  ----------------  ----------------  ---------------
 (224,219,120)        (5,090,848)     (1,000,487)        (765,943)         1,019,387        1,067,428
----------------  ----------------  ----------------  ----------------  ----------------  ---------------

$(231,224,794)      $ (3,042,389)     $ (874,646)      $ (156,255)       $ 3,357,230      $ 1,401,537
================  ================  ================  ================  ================  ===============

The accompanying notes are an integral part of these financial statements.



STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2002, (unaudited) and for the fiscal year ended December 31, 2001
-------------------------------------------------------------------------------------------------------------
                                                                                  MANAGERS CAPITAL
                                             MANAGERS VALUE FUND                  APPRECIATION FUND
                                       ----------------------------------  ----------------------------------
                                              2002            2001                2002              2001
                                       ---------------- -----------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------
Net investment income (loss)                $154,185       $ 251,108           $ (892,829)      $ (1,615,719)
Net realized gain (loss) on investments
  and foreign currency transactions         (300,783)      2,612,384          (18,716,934)       (80,177,711)
Net unrealized appreciation
  (depreciation) of investments and
  foreign currency translations           (6,875,129)     (1,279,189)         (14,190,619)        (9,800,557)
                                       ---------------- -----------------  ----------------- ----------------
Net increase (decrease) in net assets
  resulting from operations               (7,021,727)      1,584,303           (33,800,382)      (91,593,987)
                                       ---------------- -----------------  ----------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------
From net investment income                  (156,585)       (230,806)                    -                 -
From net realized gain on investments       (230,982)     (2,155,241)                    -                 -
                                       ---------------- -----------------  ----------------- ----------------
Total distributions to shareholders         (387,567)     (2,386,047)                    -                 -
                                       ---------------- -----------------  ----------------- ----------------
FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------
Proceeds from sale of shares              10,674,354      20,717,107            25,629,569       108,341,328
Reinvestment of distributions                381,068       2,343,102                     -                 -
Cost of shares repurchased               (11,101,261)    (15,929,769)          (38,535,718)     (116,386,416)
                                       ---------------- -----------------  ----------------- ----------------
Net increase (decrease) from
  capital share transactions                 (45,839)      7,130,440           (12,906,149)       (8,045,088)
                                       ---------------- -----------------  ----------------- ----------------
Total increase (decrease) in net assets   (7,455,133)      6,328,696           (46,706,531)      (99,639,075)

NET ASSETS:
-----------
Beginning of period                       63,628,454      57,299,758           186,875,715       286,514,790
                                       ---------------- -----------------  ----------------- ----------------
End of period                           $ 56,173,321    $ 63,628,454         $ 140,169,184     $ 186,875,715
                                       ================ =================  ================= ================
End of period undistributed
  net investment income (loss)          $     26,476    $     28,876         $    (892,934)    $           -
                                       ================ =================  ================= ================
SHARE TRANSACTIONS:
-------------------
Sale of shares                               391,712         740,394               948,954         3,327,474
Reinvested shares                             14,989          86,612                     -                 -
Shares repurchased                          (412,647)       (575,453)           (1,434,579)       (3,642,048)
                                       ---------------- -----------------  ----------------- ----------------
  Net increase (decrease) in shares           (5,946)        251,553              (485,625)         (314,574)
                                       ================ =================  ================= ================

   MANAGERS SMALL COMPANY                                                   MANAGERS INTERNATIONAL EQUITY
              FUND                      MANAGERS SPECIAL EQUITY FUND                   FUND
----------------------------------  ----------------------------------  ----------------------------------
       2002            2001                2002            2001                2002              2001
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
 $   (147,594)     $  (230,301)       $ (7,005,674)     $ (5,834,212)      $ 2,048,459      $ 2,703,628

   (1,209,875)      (4,721,965)        (61,099,377)     (213,756,860)      (32,436,790)     (78,046,873)


   (1,566,905)       1,958,414        (163,119,743)       29,749,057        27,345,942      (78,955,596)
---------------- -----------------  ---------------- -----------------  ----------------- ----------------

   (2,924,374)      (2,993,852)       (231,224,794)     (189,842,015)       (3,042,389)    (154,298,841)
---------------- -----------------  ---------------- -----------------  ----------------- ----------------

            -                -                   -                 -                 -       (3,754,244)
            -                -                   -                 -                 -                -
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
            -                -                   -                 -                 -       (3,754,244)
---------------- -----------------  ---------------- -----------------  ----------------- ----------------

    6,402,860       11,451,458         707,551,137     1,489,111,903       495,816,568      879,090,120
            -                -                   -                 -                 -        2,931,460
   (6,557,580)      (7,398,839)       (511,684,515)   (1,136,412,073)     (571,608,683)    (819,996,672)
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
     (154,720)       4,052,619         195,866,622       352,699,830       (75,792,115)      62,024,908
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
   (3,079,094)       1,058,767         (35,358,172)      162,857,815       (78,834,504)     (96,028,177)

   26,764,164       25,705,397       2,295,234,020     2,132,376,205       560,602,301      656,630,478
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
 $ 23,685,070     $ 26,764,164      $2,259,875,848    $2,295,234,020     $ 481,767,797    $ 560,602,301
================ =================  ================ =================  ================= ================

 $   (147,714)    $          -      $   (5,800,826)   $    1,205,013     $   1,115,137    $    (933,154)
================ =================  ================ =================  ================= ================

      812,480        1,420,342          10,218,589        21,257,095        13,399,342       21,430,018
           15                -                   2                 -                 5           80,006
     (843,935)        (907,922)         (7,426,724)      (16,500,940)      (15,405,471)     (19,903,107)
---------------- -----------------  ---------------- -----------------  ----------------- ----------------
      (31,440)         512,420           2,791,867         4,756,155        (2,006,124)       1,606,917
================ =================  ================ =================  ================= ================

The accompanying notes are an integral part of these financial statements.



STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2002, (unaudited) and for the fiscal year ended December 31, 2001
-------------------------------------------------------------------------------------------------------------
                                              MANAGERS EMERGING                   MANAGERS INTERMEDIATE
                                             MARKETS EQUITY FUND                        BOND FUND
                                       ----------------------------------  ----------------------------------
                                              2002            2001                2002              2001
                                       ---------------- -----------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------
Net investment income (loss)                $ 125,841      $ (12,982)            $ 609,688       $ 1,042,069
Net realized gain (loss) on investments
  and foreign currency transactions        (1,406,438)    (1,454,567)              137,113           416,323
Net unrealized appreciation
  (depreciation) of investments and
  foreign currency translations               405,951      1,234,443              (903,056)         (106,762)
                                       ---------------- -----------------  ----------------- ----------------
Net increase (decrease) in net assets
  resulting from operations                  (874,646)      (233,106)             (156,255)        1,351,630
                                       ---------------- -----------------  ----------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------
From net investment income                          -              -              (605,025)       (1,110,293)
From net realized gain on investments               -        (24,396)                    -                 -
                                       ---------------- -----------------  ----------------- ----------------
Total distributions to shareholders                 -        (24,396)             (605,025)       (1,110,293)
                                       ---------------- -----------------  ----------------- ----------------
FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------
Proceeds from sale of shares               39,507,522     26,653,027             6,730,683        11,195,958
Reinvestment of distributions                       -         24,000               579,753         1,047,760
Cost of shares repurchased                (24,467,814)   (23,607,516)           (6,849,537)      (12,422,907)
                                       ---------------- -----------------  ----------------- ----------------
Net increase (decrease) from
  capital share transactions               15,039,708      3,069,511               460,899          (179,189)
                                       ---------------- -----------------  ----------------- ----------------
Total increase (decrease) in net assets    14,165,062      2,812,009              (300,381)           62,148

NET ASSETS:
-----------
Beginning of period                        15,201,772     12,389,763            20,752,294        20,690,146
                                       ---------------- -----------------  ----------------- ----------------
End of period                            $ 29,366,834   $ 15,201,772          $ 20,451,913    $   20,752,294
                                       ================ =================  ================= ================
End of period undistributed
  net investment income (loss)           $    125,841   $          -          $      4,663    $            -

SHARE TRANSACTIONS:
-------------------
Sale of shares                              3,858,695      2,862,650               341,629           570,131
Reinvested shares                                   -          2,562                29,892            53,615
Shares repurchased                         (2,391,562)    (2,562,049)             (352,722)         (632,447)
                                       ---------------- -----------------  ----------------- ----------------
Net increase (decrease) in shares           1,467,133        303,163                18,799            (8,701)
                                       ================ =================  ================= ================


                                         MANAGERS GLOBAL BOND
        MANAGERS BOND FUND                       FUND
----------------------------------  ----------------------------------
       2002            2001                2002            2001
---------------- -----------------  ---------------- -----------------
  $  2,337,843     $  3,810,793       $    334,109     $    638,246

      (595,824)        (102,665)          (817,338)         472,921


     1,615,211        1,446,284          1,884,766         (932,315)
---------------- -----------------  ---------------- -----------------

     3,357,230        5,154,412          1,401,537          178,852
---------------- -----------------  ---------------- -----------------


    (2,333,215)      (3,847,747)                 -                -
             -          (67,645)                 -         (271,112)
---------------- -----------------  ---------------- -----------------
    (2,333,215)      (3,915,392)                 -         (271,112)
---------------- -----------------  ---------------- -----------------

    43,564,933       40,138,558          7,401,753       20,709,725
     2,203,174        3,717,004                  -          330,774
   (22,835,985)     (29,660,344)        (6,273,941)     (23,791,423)
---------------- -----------------  ---------------- -----------------

    22,932,122       14,195,218          1,127,812       (2,750,924)
---------------- -----------------  ---------------- -----------------
    23,956,137       15,434,238          2,529,349       (2,843,184)


    66,817,045       51,382,807         19,879,429       22,722,613
---------------- -----------------  ---------------- -----------------
  $ 90,773,182     $ 66,817,045       $ 22,408,778     $ 19,879,429
================ =================  ================ =================


  $      1,261     $     (3,367)      $     99,359     $   (234,754)
================ =================  ================ =================


     1,940,512        1,792,175            394,177        1,166,400
        98,231          167,233                 11           18,387
    (1,020,378)      (1,328,873)          (346,710)      (1,275,756)
---------------- -----------------  ---------------- -----------------
     1,018,365          630,535             47,478          (90,969)
================ =================  ================ =================

The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended June 30, 2002, (unaudited) and each fiscal year ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                         June 30,                          MANAGERS VALUE FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $27.45      $27.73      $27.50      $30.67      $31.06      $30.49
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                       0.07        0.09        0.17        0.30        0.41        0.67
Net realized and unrealized gain (loss)
  on investments                           (3.05)       0.70        2.45        0.91        3.10        7.27
                                         --------     ------      ------      ------      ------      ------
Total from investment operations           (2.98)       0.79        2.62        1.21        3.51        7.94
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                      (0.07)      (0.08)      (0.17)      (0.29)      (0.41)      (0.69)
Net realized gain on investments           (0.10)      (0.99)      (2.22)      (4.09)      (3.49)      (6.68)
                                         --------     ------      ------      ------      ------      ------
Total distributions to shareholders        (0.17)      (1.07)      (2.39)      (4.38)      (3.90)      (7.37)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $24.30      $27.45      $27.73      $27.50      $30.67      $31.06
                                         ========     ======      ======      ======      ======      ======
------------------------------------------------------------------------------------------------------------
Total Return 1                           (10.88)% 2    2.92%       9.80%       4.15%       11.77%     27.19%
============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.26% 3    1.25%       1.30%       1.35%        1.28%      1.32%

Ratio of total expenses to average
  net assets 1                              1.34% 3    1.35%       1.38%       1.35%        1.32%      1.35%

Ratio of net investment income to
  average net assets                        0.51% 3    0.43%       0.61%       0.92%        1.26%      1.97%

Portfolio turnover                            32% 2     147%        153%         94%          84%        96%

Net assets at end of period
  (000's omitted)                         $56,173    $63,628     $57,300     $42,471      $69,391    $64,946
============================================================================================================

                                         June 30,              MANAGERS CAPITAL APPRECIATION FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $29.29      $42.79      $61.12      $33.78      $24.24      $26.34
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment loss                        (0.15)      (0.25)      (0.42)      (0.27)      (0.23)      (0.13) 4
Net realized and unrealized gain (loss)
  on investments                           (5.36)     (13.25)     (13.25)      34.81       14.18        3.15
                                         --------     ------      ------      ------      ------      ------
Total from investment operations           (5.51)     (13.50)     (13.67)      34.54       13.95        3.02
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net realized gain on investments             ---         ---       (4.66)      (7.20)      (4.41)      (5.12)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $23.78      $29.29      $42.79      $61.12      $33.78      $24.24
                                         ========     ======      ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                            (18.85)% 2  (31.55)%    (22.20)%    103.02%      57.41%      12.74%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.35%  3    1.34%       1.23%       1.26%       1.29%       1.26%

Ratio of total expenses to average
  net assets 1                              1.40%  3    1.40%       1.26%       1.30%       1.36%       1.32%

Ratio of net investment loss to
  average net assets                       (1.08)% 3   (0.75)%     (0.82)%     (0.86)%     (0.80)%     (0.45)%

Portfolio turnover                            75%  2     265%        306%        200%        252%        235%

Net assets at end of period
  (000's omitted)                        $140,169    $186,876    $286,515    $248,487     $88,191     $73,860
=============================================================================================================

                                   34

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended June 30, 2002, (unaudited) and each fiscal year ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                         June 30,     MANAGERS SMALL COMPANY FUND
                                                      ---------------------------
                                          2002         2001        2000*
                                         --------     ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD       $8.16       $9.29      $10.00
                                         --------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment loss                        (0.05)      (0.07)      (0.01)
Net realized and unrealized loss
  on investments                           (0.82)      (1.06)      (0.70)
                                         --------     ------      ------
Total from investment operations           (0.87)      (1.13)      (0.71)
                                         --------     ------      ------
Net Asset Value, End of Period             $7.29       $8.16       $9.29
                                         ========     ======      ======
----------------------------------------------------------------------------
Total Return 1                           (10.66)% 2   (12.16)%     (7.10)% 2
============================================================================
Ratio of net expenses to average
  net assets 1                             1.35%  3     1.30%       1.30%  3

Ratio of total expenses to average
  net assets 1                             1.68%  3     1.71%       1.72%  3

Ratio of net investment loss to
  average net assets                      (1.18)% 3    (0.92)%     (0.45)% 3

Portfolio turnover                           99%  2       95%         55%  2

Net assets at end of period
  (000's omitted)                        $23,685      $26,764     $25,705
============================================================================


                                         June 30,                  MANAGERS SPECIAL EQUITY FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $70.59      $76.82      $91.42      $61.23      $61.18      $50.95
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income (loss)               (0.20)      (0.18)      (0.12)      (0.29)      (0.14)       0.08
Net realized and unrealized
  gain (loss) on investments               (6.38)      (6.05)      (2.71)      33.30        0.26       12.29
                                         --------     ------      ------      ------      ------      ------
Total from investment operations           (6.58)      (6.23)      (2.83)      33.01        0.12       12.37
                                         --------     ------      ------      ------      ------      ------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                         ---        ---         ---         ---         ---       (0.07)
Net realized gain on investments              ---        ---      (11.77)      (2.82)      (0.07)      (2.07)
                                         --------     ------      ------      ------      ------      ------
Total distributions to shareholders           ---        ---      (11.77)      (2.82)      (0.07)      (2.14)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $64.01      $70.59      $76.82      $91.42      $61.23      $61.18
                                         ========     ======      ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                             (9.35)% 2   (8.07)%     (2.56)%     54.11%       0.20%      24.45%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.29%  3    1.29%       1.26%       1.31%       1.34%       1.35%

Ratio of total expenses to average
  net assets 1                              1.30%  3    1.30%       1.26%       1.31%       1.34%       1.36%

Ratio of net investment income (loss)
  to average net assets                    (0.60)% 3   (0.27)%     (0.16)%     (0.47)%     (0.26)%      0.17%

Portfolio turnover                             26% 2      62%         69%         89%         64%        49%

Net assets at end of period
  (000's omitted)                        $2,259,876  $2,295,234 $2,132,376  $1,543,150    $959,939   $719,707
=============================================================================================================

                                   35

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended June 30, 2002, (unaudited) and each fiscal year ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                         June 30,               MANAGERS INTERNATIONAL EQUITY FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $37.61      $49.38      $58.71      $48.85      $45.58      $43.69
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                       0.15        0.20 5      0.27        0.35        0.54        0.42
Net realized and unrealized
  gain (loss) on investments               (0.41)     (11.72)5     (5.38)      11.96        6.06        4.27
                                         --------     ------      ------      ------      ------      ------
Total from investment operations           (0.26)     (11.52)      (5.11)      12.31        6.60        4.69
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                        ---       (0.25)      (0.24)      (0.35)      (0.37)      (0.65)
Net realized gain on investments             ---         ---       (3.98)      (2.10)      (2.96)      (2.15)
                                         --------     ------      ------      ------      ------      ------
Total distributions to shareholders          ---       (0.25)      (4.22)      (2.45)      (3.33)      (2.80)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $37.35      $37.61      $49.38      $58.71      $48.85      $45.58
                                         ========     ======      ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                             (0.69)% 2  (23.35)%     (8.46)%     25.28%      14.54%      10.83%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.53%  3    1.45%       1.41%       1.40%       1.41%       1.45%

Ratio of total expenses to average
  net assets 1                              1.55%  3    1.46%       1.42%       1.41%       1.42%       1.45%

Ratio of net investment income
  to average net assets                     0.82%  3    0.46% 5     0.42%       0.66%       1.05%       0.75%

Portfolio turnover                            78%  2     108%         99%         43%         56%         37%

Net assets at end of period
  (000's omitted)                        $481,768    $560,602    $656,630    $704,209    $552,826    $386,624
=============================================================================================================


                                         June 30,              MANAGERS EMERGING MARKETS EQUITY FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998*
                                         --------     ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $9.56        $9.63      $14.67       $7.74      $10.00
                                         --------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income (loss)               0.04        (0.01)      (0.04)       0.03       (0.01)
Net realized and unrealized
  gain (loss) on investments               0.01        (0.04)      (3.90)       6.93       (2.25)
                                         --------     ------      ------      ------      ------
Total from investment operations           0.05        (0.05)      (3.94)       6.96       (2.26)
                                         --------     ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                       ---          ---         ---       (0.03)        ---
Net realized gain on investments            ---        (0.02)      (1.10)        ---         ---
                                         --------     ------      ------      ------      ------
Total distributions to shareholders         ---        (0.02)      (1.10)      (0.03)        ---
                                         --------     ------      ------      ------      ------
Net Asset Value, End of Period            $9.61        $9.56       $9.63      $14.67       $7.74
                                         ========     ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                             0.52% 2     (0.57)%    (26.69)%     90.06%     (22.60)% 2
=============================================================================================================
Ratio of net expenses to average
  net assets 1                             1.94% 3      1.94%       1.98%       1.85%       2.54%  3

Ratio of total expenses to average
  net assets 1                             2.09% 3      2.36%       2.48%       2.52%       3.57%  3

Ratio of net investment income (loss)
  to average net assets                    1.04% 3     (0.09)%     (0.34)%      0.37%      (0.09)% 3

Portfolio turnover                           26% 2        69%         40%        119%         89%  2

Net assets at end of period
  (000's omitted)                        $29,367      $15,202     $12,390     $12,434      $4,677
=============================================================================================================
* Commencement of operations was February 9, 1998.

                                   36

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended June 30, 2002, (unaudited) and each fiscal year ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                         June 30,               MANAGERS INTERMEDIATE BOND FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $19.41      $19.20      $18.90      $19.49      $19.51      $19.45
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                       0.57        0.98 5      1.05        1.00        1.02        1.08
Net realized and unrealized gain (loss)
  on investments                           (0.61)       0.25 5      0.31       (0.59)       0.00        0.03
                                         --------     ------      ------      ------      ------      ------
Total from investment operations           (0.04)       1.23        1.36        0.41        1.02        1.11
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                      (0.57)      (1.02)      (1.06)      (1.00)      (1.04)      (1.05)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $18.80      $19.41      $19.20      $18.90      $19.49      $19.51
                                         ========     ======      ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                             (0.26)% 2    6.50%       7.40%       2.21%       5.36%       5.87%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.26%  3    1.26%       1.26%       1.29%       1.32%       1.40%

Ratio of total expenses to average
  net assets 1                              1.26%  3    1.26%       1.26%       1.29%       1.33%         N/A

Ratio of net investment income
  to average net assets                     5.99%  3    4.90% 5     5.57%       5.20%       5.22%       5.54%

Portfolio turnover                            54%  2     153%         90%         92%        115%         91%

Net assets at end of period
  (000's omitted)                         $20,452     $20,752     $20,690     $17,866     $18,408     $15,082
=============================================================================================================


                                         June 30,                       MANAGERS BOND FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $22.32      $21.75      $21.45      $22.19      $23.72      $22.83
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                       0.66        1.44        1.49        1.45        1.46        1.39
Net realized and unrealized gain (loss)
  on investments                            0.31        0.60        0.48       (0.65)      (0.69)       0.90
                                         --------     ------      ------      ------      ------      ------
Total from investment operations            0.97        2.04        1.97        0.80        0.77        2.29
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                      (0.66)      (1.45)      (1.50)      (1.45)      (1.45)      (1.40)
Net realized gain on investments             ---       (0.02)      (0.17)      (0.09)      (0.85)        ---
                                         --------     ------      ------      ------      ------      ------
Total distributions to shareholders        (0.66)      (1.47)      (1.67)      (1.54)      (2.30)      (1.40)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $22.63      $22.32      $21.75      $21.45      $22.19      $23.72
                                         ========     ======      ======      ======      ======      ======
-------------------------------------------------------------------------------------------------------------
Total Return 1                              4.41% 2     9.64%       9.44%       3.66%       3.34%      10.42%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.00% 3     1.18%       1.19%       1.25%       1.21%       1.27%

Ratio of total expenses to average
  net assets 1                              1.16% 3     1.18%       1.20%       1.26%       1.21%         N/A

Ratio of net investment income
  to average net assets                     6.10% 3     6.45%       6.91%       6.52%       6.18%       6.14%

Portfolio turnover                            24% 2       16%         10%         39%         55%         35%

Net assets at end of period
  (000's omitted)                         $90,773     $66,817     $51,383     $33,389     $42,730     $41,298
=============================================================================================================
                                   37


FINANCIAL HIGHLIGHTS
For a share outstanding throughout the six months ended June 30, 2002, (unaudited) and each fiscal year ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                         June 30,                   MANAGERS GLOBAL BOND FUND
                                                      ------------------------------------------------------
                                          2002         2001        2000        1999        1998        1997
                                         --------     ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $17.97      $18.98      $19.44      $22.38      $20.93      $21.40
                                         --------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------
Net investment income                       0.30        0.57 5      0.72        0.82        0.92        0.97 4
Net realized and unrealized gain (loss)
  on investments                            1.15       (1.33)5     (1.06)      (3.05)       3.08       (0.93)
                                         --------     ------      ------      ------      ------      ------
Total from investment operations            1.45       (0.76)      (0.34)      (2.23)       4.00        0.04
                                         --------     ------      ------      ------      ------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------
Net investment income                        ---         ---       (0.12)      (0.49)      (1.16)      (0.17)
Net realized gain on investments             ---       (0.25)        ---       (0.22)      (1.39)      (0.34)
                                         --------     ------      ------      ------      ------      ------
Total distributions to shareholders          ---       (0.25)      (0.12)      (0.71)      (2.55)      (0.51)
                                         --------     ------      ------      ------      ------      ------
Net Asset Value, End of Period            $19.42      $17.97      $18.98      $19.44      $22.38      $20.93
                                         --------     ------      ------      ------      ------      ------
-------------------------------------------------------------------------------------------------------------
Total Return 1                              8.07% 2    (4.10)%     (1.62)%     (9.97)%     19.27%       0.16%
=============================================================================================================
Ratio of net expenses to average
  net assets 1                              1.58% 3     1.45%       1.47%       1.54%       1.53%       1.63%

Ratio of total expenses to average
  net assets 1                              1.59% 3     1.46%       1.50%       1.54%       1.56%         N/A

Ratio of net investment income
  to average net assets                     3.65% 3     2.87% 5     4.07%       3.77%       4.14%       4.75%

Portfolio turnover                           136% 2      244%        176%        171%        232%        197%

Net assets at end of period
  (000's omitted)                         $22,409     $19,879     $22,723     $19,073     $22,067     $17,465
=============================================================================================================

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on pages 34 through 38:

1 See Note 1(c) of "Notes to Financial Statements."

2 Not Annualized.

3 Annualized.

4 Calculated using the average shares outstanding during the year.

5 Effective January 1, 2001, the Trust adopted the
provisions of the AICPA Audit and Accounting Guide for
Investment Companies and began amortizing premium and
discount on all debt securities, as required. The effect of
this change during the year ended December 31, 2001 on
International Equity, Intermediate Bond and Global Bond was
to decrease net investment income and increase net realized
and unrealized gain (loss) per share by $0.01, $0.04 and
$0.04, respectively. The effect of this change on the
remaining Funds was not significant. Without this change
the ratio of net investment income to average net assets
for the year ended December 31, 2001 for International
Equity, Intermediate Bond and Global Bond would have been
0.46%, 5.22% and 3.08%, respectively. Per share data,
ratios and supplemental data for prior periods have not
been restated to reflect this change.
                                   38

NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2002
-----------------------------------------------------------
(1) Summary of Significant Accounting Policies
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended (the "1940 Act").  Currently, the
Trust is comprised of 10 investment series. Included in this report are six equity funds, Managers Value Fund
("Value"), Managers Capital Appreciation Fund ("Capital
Appreciation"), Managers Small Company Fund ("Small
Company"), Managers Special Equity Fund ("Special Equity"),
Managers International Equity Fund ("International Equity") and Managers Emerging Markets Equity Fund ("Emerging
Markets Equity") (collectively the "Equity Funds") and three fixed-income funds, Managers Intermediate Bond Fund
("Intermediate Bond"), Managers Bond Fund ("Bond"), and
Managers Global Bond Fund ("Global Bond")(collectively the
"Fixed-Income Funds"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date.
Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis.
Expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Equity Funds, except Emerging Markets Equity and Small Company, had certain portfolio trades directed to various brokers who paid a portion of such Fund's expenses. For the six months ended June 30, 2002, under these arrangements the custody expenses were reduced as follows:
Value - $23,468; Capital Appreciation - $35,142; Special
Equity - $140,269; and International Equity - $35,983.

In addition, each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 2002, under these arrangements the custody expenses were reduced as follows: Value - $354;
Capital Appreciation - $4,072; Small Company - $37; Special
Equity - $4,236; International Equity - $5,429; Emerging
Markets Equity - $771; Intermediate Bond - $153; Bond -
$428; and Global Bond - $466.

-----------------------------------------------------------
The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least May 1, 2003, to waive fees and pay or reimburse Small Company, Emerging
Markets Equity, and Bond to the extent that the total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.45%, 1.99%, and 0.99% respectively, of the Funds' average daily net assets. Each Fund is obligated to repay the Investment
Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such year to exceed 1.45%, 1.99%, and 0.99% respectively, of the Funds' average daily net assets. At June 30, 2002, the cumulative amount of the reimbursement for Small Company, Emerging Markets Equity, and Bond is $158,033, $4,482, and
$58,847 respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

(d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds, except for Value. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Value and monthly for Bond and Intermediate Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions.
Permanent
book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

(e) ORGANIZATION COSTS (EMERGING MARKETS EQUITY ONLY)
Organization and registration related costs of $10,588 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on February 9, 1998.

(f) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(g) CAPITAL LOSS CARRYOVERS
As of June 30, 2002, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2009.

                        CAPITAL LOSS
FUND                    CARRYOVER AMOUNT EXPIRES DEC. 31,
----------------------  ---------------- ----------------
Capital Appreciation      $122,787,551        2009

Small Company                1,266,755        2008
                             6,267,133        2009

Special Equity             207,747,048        2009

International Equity        52,865,927        2009

Emerging Markets             1,758,199        2009

Intermediate Bond            1,808,819        2002
                             7,662,253        2003
                                70,508        2004
                               179,401        2005
                               212,653        2007
                               165,024        2008

Bond                            99,029        2009



-----------------------------------------------------------
(h) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2002, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:
Value - one owns 20%; Capital Appreciation - one owns 22%;
Special Equity - one owns 29%; International Equity - two own 43%; Emerging Markets Equity - two own 40%; Small
Company - two own 54%; and Bond - two own 43%.

(i) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement.
The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(j) FOREIGN CURRENCY TRANSLATION
The books and records of the Funds are maintained in U.S.
dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign ex-change rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into a Fund Management Agreement under which the Investment Manager provides or oversees investment advisory and management services to the Funds.
The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and
Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2002, were as follows:

                            INVESTMENT ADVISORY
FUND                        AND MANAGEMENT FEE
--------------------------  -------------------
Value                             0.75%
Capital Appreciation              0.80%
Small Company                     0.90%
Special Equity                    0.90%
International Equity              0.90%
Emerging Markets Equity           1.15%*
Bond                             0.625%
Global Bond                       0.70%
Intermediate Bond                 0.50%


*For the period January 1, 2002 to March 7, 2002, the
Investment Manager voluntarily waived its portion of the investment advisory and management fee, amounting to $12,813, or 0.40% on an annualized basis.

-----------------------------------------------------------
The Trust has entered into a Administration and Shareholder
Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 2002, each of the Funds, except Global Bond, paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. Global Bond paid a fee to the Administrator at the rate of 0.20% per annum of the Fund's average daily net assets.

Rexiter Capital Management Ltd., the portfolio manager for Emerging Markets Equity, is an affiliate of the Fund's custodian and transfer agent, and pursuant to its Portfolio
Management Agreement, is entitled to receive a fee from the Investment Manager not to exceed 0.75% of the average daily net assets.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The
Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2002, were as follows:

                        LONG-TERM SECURITIES          U.S. GOVERNMENT SECURITIES
FUND                    PURCHASES      SALES          PURCHASES      SALES
----------------------  -------------- -------------  -------------- -------------
Value                   $ 18,339,982   $ 19,531,509        N/A             N/A
Capital Appreciation     122,023,168    134,577,158        N/A             N/A
Small Company             23,977,883     25,895,611        N/A             N/A
Special Equity           726,994,460    559,326,303        N/A             N/A
International Equity     380,298,609    466,416,507     $8,897,546     $4,366,189
Emerging Markets Equity   19,937,048      6,086,917        N/A             N/A
Bond                      36,540,094     17,053,669      1,183,887         N/A
Global Bond               25,390,495     24,326,647      8,789,330     10,883,557
Intermediate Bond         12,336,881     10,573,260        215,351        520,443


(4) PORTFOLIO SECURITIES LOANED
The Funds may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS
("CMOs")
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities.
Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(6) FORWARD COMMITMENTS
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

-----------------------------------------------------------
(7) FORWARD FOREIGN CURRENCY CONTRACTS
During the six months ended June 30, 2002, International
Equity and Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds, except Value, Capital Appreciation, Small
Company and Special Equity may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts at June
30, 2002, were as follows:

                                                  INTERNATIONAL EQUITY
                                                  --------------------
FOREIGN CURRENCY             SETTLEMENT DATE   CURRENT VALUE           UNREALIZED GAIN/LOSS
-------------------------    ---------------   -------------------     --------------------
Japanese Yen Buy Contracts
(Payable Amount $19,700,000)     07/22/02      $ 11,554,908                 $ 138,317
                                               ============                 =========
FOREIGN CURRENCY
Japanese Yen Sell Contracts
(Receivable Amount $19,700,000)  07/22/02      $ 21,998,759               $ (1,512,418)
                                               ============               =============

                            MANAGERS
                            --------
INVESTMENT MANAGER
AND ADMINISTRATOR
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

DISTRIBUTOR
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
---------
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
Attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

FOR MANAGERSCHOICE ONLY
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800) 358-7668


THE MANAGERS FUNDS                                 MANAGERS AMG FUNDS
-------------------------------------              -------------------------------------
Equity Funds:                                      Equity Funds:
-------------                                      -------------
VALUE FUND                                         ESSEX AGGRESSIVE GROWTH FUND
  Armstrong Shaw Associates Inc.                     Essex Investment Management Company, LLC
  Osprey Partners Investment Management, LLC

CAPITAL APPRECIATION FUND                          FRONTIER GROWTH FUND
  Essex Investment Management Co., LLC             FRONTIER SMALL COMPANY VALUE FUND
  Holt-Smith & Yates Advisors, Inc.                  Frontier Capital Management Co., LLC

SMALL COMPANY FUND
  Kalmar Investment Advisers, Inc.                 FIRST QUADRANT TAX-MANAGED EQUITY FUND
                                                     First Quadrant, L.P.
SPECIAL EQUITY FUND
  Goldman Sachs Asset Management                   RORER LARGE-CAP FUND
  Pilgrim Baxter & Associates, Ltd.                RORER MID-CAP FUND
  Westport Asset Management, Inc.                    Rorer Asset Management, LLC
  Kern Capital Management LLC
  Skyline Asset Management, L.P.                   SYSTEMATIC VALUE FUND
                                                     Systematic Financial Management, LLP
INTERNATIONAL EQUITY FUND
  Deutsche Asset Management                        BURRIDGE SMALL CAP GROWTH FUND
  Bernstein Investment Research and Management       The Burridge Group LLC
  Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited

U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.


Income Funds:
--------------
MONEY MARKET FUND
  J.P. Morgan Fleming Asset Management (USA), Inc.

SHORT DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

INTERMEDIATE BOND FUND
  Metropolitan West Asset Management, L.L.C.

INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

BOND FUND
GLOBAL BOND FUND
  Loomis, Sayles & Co. L.P.


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-
800-835-3879. Distributed by Managers Distributors, Inc., a
NASD member.

                www.managersfunds.com
                 www.managersamg.com
               www.managerschoice.com